As filed with the Securities and Exchange Commission on August 6, 2004

                                                     Registration No. 333-116764

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
    [X] Pre-Effective Amendment No. _1_ [ ] Post-Effective Amendment No. ___
                              --------------------
                          THE PHOENIX EDGE SERIES FUND
               (Exact Name of Registrant as Specified in Charter)
                              --------------------
                        c/o Variable Products Operations
                         Phoenix Life Insurance Company
               101 Munson Street, Greenfield, Massachusetts 01301
                    (Address of Principal Executive Offices)

                                 (800) 541-0171
              (Registrant's Telephone Number, including Area Code)

                              --------------------
                              John R. Flores, Esq.
                       c/o Phoenix Life Insurance Company
               One American Row, Hartford, Connecticut 06102-5056
                     (Name and address of Agent for Service)

                              --------------------
                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement.
                              --------------------
          Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of shares of beneficial interest of the Phoenix-Oakhurst Value Equity Series. Accordingly, no filing fee is due in connection with this Registration Statement.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                          THE PHOENIX EDGE SERIES FUND

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)


                                                          Caption or Location in
Form N-14 Item No. and Caption                            Prospectus/Proxy Statement
------------------------------                            --------------------------


Part A:  Information Required in Prospectus/Proxy Statement

--------

1. Beginning of Registration Statement                    Cover Page
   and Outside Front Cover Page of Prospectus

2. Beginning and Outside Back Cover                       Table of Contents
   Page of Prospectus

3. Fee Table, Synopsis Information and Risk               Synopsis; Principal Risk Factors; Comparison of
   Factors                                                Investment Objectives and Policies

4. Information about the Transaction                      Synopsis; The Proposed Reorganization; Comparative
                                                          Information on Shareholder Rights; Appendix A (Form of
                                                          Agreement and Plan of Reorganization)

5. Information about the Registrant                       Cover Page; Synopsis; Principal Risk Factors; Comparison
                                                          of Investment Objectives and Policies; The Proposed
                                                          Reorganization; Comparative Information on Purchases and
                                                          Exchanges; Comparative Information on Distributions and
                                                          Redemptions; Comparative Information on Shareholder
                                                          Rights; Management and Other Service Providers;
                                                          Additional Information About The Series; Prospectus of
                                                          Registrant dated May 1, 2004

6. Information about the Company Being                    Synopsis; Comparison of Investment Objectives and
   Acquired                                               Policies; The Proposed Reorganization; Comparative
                                                          Information on Purchases and Exchanges; Comparative
                                                          Information on Distributions and Redemptions;
                                                          Comparative Information on Shareholder Rights;
                                                          Additional Information About The Series; Prospectus of
                                                          the Registrant dated May 1, 2004

7. Voting Information                                     Synopsis; The Proposed Reorganization; Comparative
                                                          Information on Shareholder Rights; Voting Information

8. Interest of Certain Persons and Experts                The Proposed Reorganization

9. Additional Information Required for                    Not Applicable
   Reoffering By Persons Deemed to be
   Underwriters


                                                          Caption or Location in
Form N-14 Item No. and Caption                            Prospectus/Proxy Statement
----------------------------------------                  ----------------------------------

Part B:  Information Required in Statement of Additional Information

10. Cover Page                                            Cover Page

11. Table of Contents                                    Table of Contents

12. Additional Information about the Registrant           Cover Page; Statement of Additional Information of
                                                          Registrant, dated May 1, 2004

13. Additional Information about the                      See item 12
    Company Being Acquired

14. Financial Statements                                  Annual Report of the Registrant for the year ended
                                                          December 31, 2003; and ProForma Financial Statements
                                                          for the period ended  December 31, 2003

Part C:  Other Information

15. Indemnification                                       Indemnification

16. Exhibits                                              Exhibits

17. Undertakings                                          Undertakings


                                     PART A

                            PHOENIX-MFS VALUE SERIES


                                   A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                  C/O PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                  P.O. BOX 8027
                              BOSTON, MA 02266-8027
                                 (800) 541-0171
                          -----------------------------
                                                                AUGUST 6, 2004

Dear Contract/Policyholder:

     The Phoenix-MFS Value Series (the "Merging Series"), a series of The Phoenix Edge Series Fund (the "Trust"), will hold a Special Meeting of Shareholders at 10:30 a.m., local time, on September 14, 2004, at One American Row, Hartford, Connecticut 06102. At the Special Meeting, Phoenix Life Insurance Company ("PLIC") and its affiliates will vote on an Agreement and Plan of Reorganization (the "Agreement" or "Plan") under which the Merging Series will be combined with the Phoenix-Oakhurst Value Equity Series (the "Surviving Series"), another series of the Trust (the "Reorganization"). The Surviving Series has a similar investment objective to that of the Merging Series. If the Agreement is implemented, the separate accounts holding shares of the Merging Series will receive shares of the Surviving Series with an aggregate net asset value equal to the aggregate net asset value of the investment in the Merging Series. No sales charge will be imposed in connection with the Reorganization. PLIC will pay all costs of the Reorganization. The Reorganization is conditioned upon receipt of an opinion of counsel indicating that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

     The Board of Trustees of the Trust believes that the Reorganization offers you the opportunity to pursue your goals in a larger Series. The Board of Trustees has carefully considered and has unanimously approved the proposed Reorganization, as described in the accompanying materials, and believes that the Reorganization is in the best interests of the Merging Series and its shareholders.

     As an owner of a variable annuity or variable life insurance contract issued by PLIC or one of its affiliated insurance companies (together, "Phoenix"), you have the contractual right to instruct the insurance company how to vote the shares of the Merging Series at this meeting. Although you are not directly a shareholder of the Merging Series, some or all of your contract value is invested in the Merging Series pursuant to your policy or contract. For the limited purposes of this Prospectus/Proxy Statement, the term "shareholder" refers to you as the contract/policyholder, unless the context otherwise requires. Therefore, the Board of Trustees recommends that you vote in favor of the Agreement. It is very important that you vote and that your vote be received no later than September 14, 2004. If the Voting Instructions Card is executed and no direction is made, you will be considered as voting FOR the proposal and, in the discretion of the insurance company, upon such other business as may properly come before the Special Meeting.

     We have enclosed a copy of the Notice of Special Meeting of Shareholders, the Prospectus/Proxy Statement and a card entitled "Voting Instructions". This card should be used to register your vote on the proposals to be acted upon at the Special Meeting. It is important for you to provide voting instructions with respect to the issues described in the accompanying Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety as the explanations will help you to decide what voting instructions you would like to provide.

     Voting instructions executed by you may be revoked at any time prior to Phoenix voting the shares represented thereby: by written notice of a Voting Instructions Card's revocation to the Secretary of the Trust at the address above prior to the meeting; or by the subsequent execution and return of another Voting Instructions Card prior to the meeting; or by use of any electronic, telephonic or other alternative means authorized by the Trustees for authorizing the proxy to act; or by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

     As a convenience, you can provide voting instructions in any one of four ways:

        o   THROUGH THE INTERNET - www.proxyweb.com

        o   BY TELEPHONE - 800-690-6903

        o BY MAIL - using the enclosed Voting Instructions Card(s) and postage-paid envelope

        o   IN PERSON - at the Special Meeting

     We encourage you to vote by telephone or Internet; have your Voting Instructions Card in hand, and call the number or go to the Web Site and follow the instructions given there. Use of telephone or Internet voting will reduce the time and costs of this proxy solicitation. Whichever method you choose, please read the enclosed Prospectus/Proxy Statement carefully before you vote.

     Your vote on these matters is important. Please complete the Voting Instructions Card and return it promptly in the envelope provided or vote using one of the other methods described above. Please respond. In order to avoid the additional expense of further solicitation, we ask that you vote promptly. It is important that your policy or contract be represented.

                                              Sincerely,

                                              /s/ Philip R. McLoughlin

                                              Philip R. McLoughlin
                                              President

                            PHOENIX-MFS VALUE SERIES

                                   A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301
                           --------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD SEPTEMBER 14, 2004

                           --------------------------

To The Contract and Policy Holders:

     The Phoenix-MFS Value Series, a series of The Phoenix Edge Series Fund (the "Trust"), a Massachusetts business trust, will hold a Special Meeting of Shareholders at One American Row, Hartford, Connecticut 06102, on September 14, 2004, at 10:30 a.m., local time, for the following purposes:

     1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization, dated September 14, 2004, and the transactions it contemplates, including (a) the transfer of all of the assets of the Phoenix-MFS Value Series (the "Merging Series") to the Phoenix-Oakhurst Value Equity Series (the "Surviving Series"), another series of the Trust, in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series and (b) the distribution of the shares of the Surviving Series so received to shareholders of the Merging Series in complete liquidation of the Merging Series. A vote in favor of the Agreement and Plan of Reorganization is a vote in favor of termination of the Merging Series.

     2. To consider and act upon any other business as may properly come before the meeting and any adjournment(s) thereof.

     The Board of Trustees of the Trust has fixed the close of business on July 20, 2004 as the record date for determining shareholders entitled to notice of and to vote at the Special Meeting and any adjournment or postponement thereof.

     You are cordially invited to attend the Special Meeting.
Contract/Policyholders who do not expect to attend the Special Meeting are asked to respond promptly via Internet or telephone or by returning a completed Voting Instructions Card. The Board of Trustees of the Trust is soliciting the enclosed proxy.

                                            By Order of the Board of Trustees of
                                            The Phoenix Edge Series Fund



                                            RICHARD J. WIRTH
                                            SECRETARY

Hartford, Connecticut
August 6, 2004


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




                            PHOENIX-MFS VALUE SERIES

                      PHOENIX-OAKHURST VALUE EQUITY SERIES

                                EACH A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301
                                 1-800-541-0171

                           PROSPECTUS/PROXY STATEMENT


                              DATED AUGUST 6, 2004

     The Phoenix Edge Series Fund (the "Trust"), a Massachusetts business trust, serves as an investment vehicle for use in connection with variable life insurance policies and variable annuity contracts (collectively, "Contracts") issued by Phoenix Life Insurance Company ("PLIC"), PHL Variable Insurance Company ("PHL Variable"), Phoenix Life and Annuity Company ("PLAC") (collectively, "Phoenix"), and their separate accounts. Phoenix and the separate accounts are the sole shareholders of record of the Trust.

     This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust, for use at the Special Meeting of Shareholders of the Phoenix-MFS Value Series (the "Merging Series") to be held at 10:30 a.m., local time, on September 14, 2004, at the offices of the Phoenix Life Insurance Company located at One American Row, Hartford, Connecticut 06102, and at any adjournment(s) thereof.

     The purpose of the meeting is to consider approval of an Agreement and Plan of Reorganization (the "Agreement" or "Plan") that would effect the reorganization (the "Reorganization") of the Merging Series into the Phoenix-Oakhurst Value Equity Series, another series of the Trust (the "Surviving Series"), as described below. Under the Agreement, all of the assets of the Merging Series would be transferred to the Surviving Series in exchange solely for shares of beneficial interest in the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series. These shares of the Surviving Series would then be distributed pro rata to the separate accounts of the insurance companies then holding shares of the Merging Series, and then the Merging Series would be liquidated. As a result of the proposed transactions, the separate accounts would receive a number of full and fractional shares of the Surviving Series with an aggregate net asset value equal to the aggregate net asset value of the Merging Series shares on the closing date of the Reorganization.

     The Surviving Series and the Merging Series are each a series of the Trust, an open-end management investment company. The Surviving Series has an investment objective of long-term capital appreciation with a secondary objective of current income. The Merging Series has investment objectives of capital appreciation and reasonable income. Phoenix Investment Counsel, Inc. ("PIC"), is employed as the investment advisor for the Surviving Series, and Phoenix Variable Advisors, Inc. ("PVA"), is employed as the investment advisor for the Merging Series. Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS") is employed as the investment subadvisor for the Merging Series.

     This Prospectus/Proxy Statement, which you should retain for future reference, sets forth concisely the information that you should know about the Merging Series, the Surviving Series, and the transactions contemplated by the Agreement. As used in this Prospectus/Proxy Statement, the term "Series" refers individually and collectively to the Merging Series and the Surviving Series.

     A Prospectus, as supplemented, and a Statement of Additional Information ("SAI"), as supplemented, for the Series dated May 1, 2004 (File No. 33-05033), have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference in this Prospectus/Proxy Statement. This means that such information is legally considered to be part of this Prospectus/Proxy Statement. A copy of the prospectus and periodic reports have been sent to shareholders; however, copies of the above-referenced documents are available upon oral request or written request and without charge by contacting Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling toll-free at 1-800-541-0171.

     The Trust files reports, proxy materials and other information with the SEC. Information about the Trust, including the SAI for the Trust, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

     This Prospectus/Proxy Statement constitutes the proxy statement of the Merging Series for the Special Meeting and the prospectus for shares of the Surviving Series that have been registered with the SEC and are being issued in connection with the Reorganization. The Statement of Additional Information for this Prospectus/Proxy Statement dated August 6, 2004 is incorporated by reference. (File No. 333-116764). Both the Prospectus/Proxy Statement and Statement of Additional Information have been filed with the SEC and are available upon oral request or written request and without charge by contacting Phoenix Variable Products Mail Operations at the address above or by calling the toll-free number above. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about August 17, 2004.

                                  -------------

THE SECURITIES OF THE SURVIVING SERIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  -------------

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

SYNOPSIS..................................................................   1

PRINCIPAL RISK FACTORS....................................................   5

THE PROPOSED REORGANIZATION...............................................   7

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES..........................  10

COMPARATIVE INFORMATION ON PURCHASES AND EXCHANGES........................  14

COMPARATIVE INFORMATION ON DISTRIBUTIONS AND REDEMPTIONS..................  14

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS.............................  14

FISCAL YEAR...............................................................  16

MANAGEMENT AND OTHER SERVICE PROVIDERS....................................  16

VOTING INFORMATION........................................................  19

ADDITIONAL INFORMATION ABOUT THE SERIES...................................  21

MISCELLANEOUS.............................................................  22

SURVIVING SERIES FINANCIAL HIGHLIGHTS.....................................  26

OTHER BUSINESS............................................................  27

APPENDIX A................................................................ A-1



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


                                    SYNOPSIS

     The following synopsis is a summary, and is qualified by later discussion in this Prospectus/Proxy Statement. For additional information on the topics described below, please refer to the respective section of this Prospectus/Proxy Statement.

BACKGROUND

     The proposed Reorganization is the outcome of deliberations by the Board of Trustees of the Trust (the "Trustees"). Management recommended that the Trustees consider the benefits that the Series shareholders would realize if the Merging Series were to be combined with the Surviving Series. In response to their recommendation, the independent Trustees of the Trust requested that management outline a specific Reorganization proposal for their consideration and provide an analysis of the specific benefits that shareholders would realize from the proposal. Independent Trustees are Trustees who are not "interested persons" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act")). After considering the specific Reorganization proposal, and the specific benefits that shareholders are expected to realize from the proposal, the Trustees, including the independent Trustees, at a special meeting held on May 11, 2004, unanimously approved the Reorganization subject to approval by the Merging Series shareholders.

SUMMARY OF THE PROPOSED REORGANIZATION

     The Reorganization will be effected in accordance with the terms of an Agreement, a form of which is attached to this Prospectus/Proxy Statement as Appendix A. The Reorganization Agreement provides for:

     o the acquisition by the Surviving Series, on the closing date of the Reorganization, of all of the assets of the Merging Series in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series;

     o the pro rata distribution of shares of the Surviving Series to the shareholders of the Merging Series in exchange for their respective shares of the Merging Shares; and

     o the complete liquidation of the Merging Series as provided in the Agreement and Plan of Reorganization.

      The Reorganization is anticipated to occur on or about September 24, 2004. If the Agreement is implemented, the insurance company separate accounts holding shares of the Merging Series will receive a number of full and fractional shares of the Surviving Series shares with an aggregate net asset value equal to the aggregate net asset value of their shares of the Merging Series as of the closing date of the Reorganization.

     The implementation of the Agreement is subject to a number of conditions set forth in the Agreement. See "The Proposed Reorganization." The following are significant conditions (which may not be waived):

     o the receipt by the Trust of an opinion of counsel that, for Federal income tax purposes, the Reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"); and

     o   the approval of the Agreement by the shareholders of the Merging
         Series.

     The Agreement provides that PLIC will bear all costs and expenses of the Reorganization, including the costs of the Special Meeting, the costs and expenses incurred in the preparation and mailing of the notice, this Prospectus/Proxy Statement and the proxy, and the tabulation of voting instructions.

INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and principal investment strategies of the Merging Series and the Surviving Series are similar:

     o the Merging Series has an investment objective of capital appreciation and reasonable income. The Surviving Series has an investment objective of long-term capital appreciation with current income as a secondary objective; and

     o under normal market conditions, the Merging Series invests at least 65% of its assets in income-producing equity securities of companies which the subadvisor believes are undervalued in the market relative to their long-term potential. Under normal circumstances, the Surviving Series invests at least 80% of its assets in common stocks.

     See "Principal Risk Factors" and "Comparison of Investment Objectives and Policies" below for further information on the similarities and differences between the investment objectives, policies and risks of the Surviving Series and the Merging Series. You can also find additional information for the Surviving Series in its Prospectus.

DIVIDENDS AND DISTRIBUTIONS

     The Merging Series and the Surviving Series distribute net income quarterly. Both Series distribute net realized capital gains, if any, at least annually. All dividends and distributions of the Merging Series and the Surviving Series are paid in additional shares of the respective Series. You can also find additional information on dividends and distributions for the Surviving Series in its Prospectus.

PURCHASES AND EXCHANGES

     The shares of the Trust are not offered directly to the public. Shares of the Trust currently are offered through certain separate accounts owned by Phoenix to fund the Contracts. A person can invest in the Trust only by purchasing a Contract and directing the allocation of the purchase payment(s) to the subaccount(s) corresponding to the Series in which the person wishes to invest. The subaccounts, in turn, invest in shares of the Trust. Not all Series may be available through a particular Contract. At this time, Phoenix does not charge for subaccount transfers; however, Phoenix does reserve the right to charge a fee of up to $20 per transfer after the first twelve transfers in each Contract year.

     Because excessive trading with a Series can hurt performance and therefore be detrimental to all contract/policyholders, Phoenix does reserve the right to temporarily or permanently terminate trading privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one trade out of a subaccount within any 30-day period. Phoenix will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract owners), unless Phoenix has entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

     Both Series currently offer shareholders identical exchange privileges. Shareholders of either Series may exchange their shares for shares of another series of the Trust at any time.

REDEMPTION PROCEDURES

     As a person owning a Contract issued by Phoenix, you have the right to instruct the insurance company how to vote and redeem the shares of the Merging Series and the Surviving Series. Shareholders of both Series may redeem their shares at a redemption price equal to the net asset value of the shares (minus any applicable product surrender charge) as next determined following the receipt of a redemption order in proper form. Ordinarily, payments of redemption proceeds for redeemed shares are made within seven days after receipt of a redemption request in proper form. See "Comparative Information on Distributions and Redemptions" for more information. You can also find additional information on the Surviving Series' redemption procedures in its Prospectus.

FEDERAL TAX CONSEQUENCES OF PROPOSED REORGANIZATION

At the closing of the Reorganization, the Trust will receive an opinion of counsel, subject to customary assumptions and representations, that, for Federal income tax purposes, the Reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code. Accordingly:

     o no gain or loss will be recognized by the Merging Series on the transfer of the assets of the Merging Series to the Surviving Series solely in exchange for Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series or upon the distribution of Surviving Series shares to the Merging Series insurance company shareholders in exchange for their shares of the Merging Series;

     o the tax basis of the Merging Series' assets acquired by the Surviving Series will be the same as the tax basis of such assets to the Merging Series immediately prior to the Reorganization, and the holding period of the assets of the Merging Series in the hands of the Surviving Series will include the period during which those assets were held by the Merging Series; and

     o no gain or loss will be recognized by the Surviving Series upon the receipt of the assets of the Merging Series solely in exchange for the Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series.

     We also believe that the Reorganization should not adversely impact the tax treatment of your variable life or variable annuity contract. Shareholders of the Merging Series should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances.

     See "The Proposed Reorganization--Federal Income Tax Consequences" for more information.

RISK FACTORS

     An investment in the Surviving Series is subject to specific risks arising from the types of securities in which the Surviving Series invests and general risks arising from investing in any mutual fund type of investment. The primary risks to which the Surviving Series is subject include the risks of investing in equity securities, including value investing risk; interest rate risk; and portfolio turnover risk. Investors can lose money by investing in the Surviving Series. There is no assurance that the Surviving Series will meet its investment objectives. The Surviving Series' investment objectives and policies are similar to those of the Merging Series. An investment in the Surviving Series is subject to some of the same risks as an investment in the Merging Series. In addition, the Merging Series is subject to larger market capitalization risk; foreign investment risk, including foreign currency risk; over-the-counter risk; and convertible securities investment risk. See "Principal Risk Factors" for further information concerning the principal risks associated with an investment in the Surviving Series.

MANAGEMENT AND OTHER SERVICE PROVIDERS

     PIC is the investment advisor to the Surviving Series and is responsible for its day-to-day portfolio management. PVA is the investment advisor to the Merging Series. PVA has entered into a subadvisory agreement with MFS, who provides day-to-day portfolio management for the Merging Series.

COMPARATIVE FEE TABLES

     The tables below are designed to assist you in understanding the various direct and indirect costs and expenses associated with an investment in each Series. The table and the example do not include any fees or sales charges imposed under the Contracts for which the Series is an investment option. If these fees and sales charges were reflected, the total expenses associated with an investment in each Series shown in the tables would be higher. Each table also includes pro forma information for the combined Surviving Series resulting from the Reorganization, assuming the Reorganization took place on December 31, 2003, and after adjusting such information to reflect current fees. The expense information for the Surviving Series and the Merging Series is based upon expenses for the period ended December 31, 2003.

     There are no load charges or fees imposed upon shareholders of the Series. However, contractual charges do apply. As indicated in the table below, immediately upon effectiveness of the Reorganization, the "Total Annual Series Operating Expenses" for the combined Surviving Series are expected to be lower than the "Total Annual Series Operating Expenses" for the Merging Series.

ANNUAL SERIES OPERATING EXPENSES
--------------------------------
     (expenses that are deducted, from                                                           PRO FORMA
     assets)                                   SURVIVING SERIES (A)     MERGING SERIES (B)     COMBINED SERIES
                                               --------------------     ------------------      ---------------

     Management Fees                                   0.70%                   0.75%                 0.70%
     Distribution and service (12b-1 Fees)              None                    None                 None
     Other Expenses                                    0.32%                   0.88%                 0.31%

Total Annual Series Operating Expenses                 1.02%                   1.63%                 1.01%

(a) The Surviving Series' investment advisor has voluntarily agreed to reimburse the Surviving Series' expenses, other than the management fees, to the extent that such expenses exceed 0.25% of the Surviving Series' average net assets (the "expense cap"). Therefore, the Surviving Series' operating expenses after reimbursement were 0.95% for the year ended December 31, 2003. The expense cap noted above may be changed or eliminated at any time without notice.

(b) The Merging Series' investment advisor has voluntarily agreed to reimburse the Merging Series' expenses, other than the management fees, to the extent that such expenses exceed 0.25% of the Merging Series' average net assets (the "expense cap"). Therefore, the Merging Series' operating expenses after reimbursement were 1.00% for the year ended December 31, 2003. The expense cap noted above may be changed or eliminated at any time without notice.

     The following example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Annual Trust Operating Expenses" remaining the same each year. The example is offered to show the costs of investing in the Surviving and Merging Series as compared with investing in other mutual funds. This example is hypothetical; actual Trust expenses and returns vary from year to year and may be higher or lower than those shown.

     Fees and expenses if you redeemed your shares at the end of each time period:

                                                         1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                         ------          -------          -------         --------

Surviving Series                                         $ 104            $ 325            $ 563          $ 1,248

Merging Series                                           $ 166            $ 515            $ 887          $ 1,935

Pro Forma Combined Surviving Series                      $ 103            $ 321            $ 558          $ 1,236

     Note: Actual expenses for both the Merging Series and the Surviving Series may be lower than those shown in the examples above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by each Series' advisor.

     The purpose of the tables above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN SHOWN.

                             PRINCIPAL RISK FACTORS

     The Surviving Series' investment objective, policies and risk factors are similar to those of the Merging Series. The following highlights the principal similarities and differences between the principal risk factors associated with an investment in the Surviving Series as contrasted with those associated with the Merging Series and is qualified in its entirety by the more extensive discussion of risk factors in the Prospectuses and Statements of Additional Information of the Surviving Series and the Merging Series, respectively.

     There are differences between the risks of investing in the Merging Series and investing in the Surviving Series. Each series has equity securities investing risk, interest rate risk, and value investing risk. These risks are described below. An investment in the Surviving Series has portfolio turnover risk, while the Merging Series does not. This could cause the Surviving Series to have higher expenses, and for there to be higher taxable gains to the shareholder upon distribution. Several investment risks caused by an investment in the Merging Series, including larger market capitalization risk, foreign investment risk, foreign currency risk, over-the-counter risk, and convertible securities risk are not found in the Surviving Series.

     An investment in the Surviving Series is subject to specific risks arising from the types of securities in which the Surviving Series invests and general risks arising from investing in any mutual fund. You can lose money by investing in the Surviving Series. There is no assurance that the Surviving Series will meet its investment objectives.

GENERAL

     The value of the investments of the Merging Series and the Surviving Series that supports your share value can decrease. If between the time you purchase shares and the time you sell shares the value of your Series' investments decrease, you will lose money.

     Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which your Series invests can be worse than expected and investments may fail to perform as the Series' investment advisor expects. As a result, the value of your shares may decrease.

     The following chart indicates the primary investment risks of the Surviving Series and the Merging Series. Descriptions of the risks of the Surviving Series can be found below.

                     SURVIVING SERIES                                             MERGING SERIES
                     ----------------                                             --------------

              Equity Securities Investment Risk                           Equity Securities Investment Risk
              Interest Rate Risk                                          Larger Market Capitalization Risk
              Portfolio Turnover Risk                                     Foreign Investment Risk
              Value Investing Risk                                        Foreign Currency Risk
                                                                          Interest Rate Risk (for income-producing
                                                                               equity securities)
                                                                          Over-the-Counter Risk
                                                                          Convertible Securities Investment Risk
                                                                          Value Investing Risk

Convertible Securities Investment Risk

     A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at a predetermined time(s), price(s) or price formula(s). A convertible security entitles the owner to receive interest paid or accrued on a debt security or dividends paid on preferred stock until the security matures or is converted to common stock. Convertible securities have several unique investment characteristics, such as: (i) yields higher than common stocks but lower than comparable nonconvertible securities; (ii) typically less fluctuation in value than the "underlying" common stock, that is, the common stock that the investor receives if he or she converts; and (iii) the potential for capital appreciation if the market price of the underlying common stock increases.

     Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series.

Equity Securities Investment Risk

     In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). The Surviving Series may invest in stock offered in Initial Public Offerings ("IPOs"), which typically have less available public information. Investment returns from IPOs may be highly volatile, and may be subject to varying patterns of trading volume; and these securities may, at times, be difficult to sell. In addition, from time to time, the Surviving Series may purchase shares in IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs to the Surviving Series, affecting Series performance.

Foreign Investment Risk

     Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging-market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

     Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Foreign Currency Risk

     Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series' net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

Interest Rate Risk

     The value of fixed-income securities will be directly affected by trends in interest rates. For example, in times of rising interest rates, the value of these types of securities tends to decrease. When interest rates fall, the value of these securities tends to rise. Interest-rate changes have a greater effect on the price of fixed-income securities with longer durations.

Interest Rate Risk (for income-producing equity securities)

     Income producing equity securities may react like fixed-income securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Larger Market Capitalization Risk

     Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Series' value may not rise as much as the value of series that emphasize companies with smaller market capitalizations.

Over-The-Counter risk

     Over-the-counter ("OTC") transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Series may experience difficulty in buying and selling these stocks at prevailing market prices.

Portfolio Turnover Risk

     The Surviving Series may, consistent with its investment policies, purchase and sell securities without regard to the effect on portfolio turnover. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Series, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with portfolio turnover may adversely affect the Surviving Series' performance.

Value Investing Risk

     The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent.

                           THE PROPOSED REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

     The terms and conditions under which the proposed Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below. This summary, however, is qualified in its entirety by reference to the Agreement, a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

     The Agreement contemplates:

     o the acquisition by the Surviving Series, on the closing date of the Reorganization, of all of the assets of the Merging Series in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series;

     o the pro rata distribution of shares of the Surviving Series to the shareholders of the Merging Series in exchange for their respective shares of the Merging Series; and

     o the complete liquidation of the Merging Series as provided in the Agreement.

     The assets of the Merging Series to be acquired by the Surviving Series include all property, including, without limitation, all cash, securities, and dividends or interest receivables which are owned by the Merging Series and any deferred or prepaid expenses shown as an asset on the books of the Merging Series on the closing date of the

Reorganization. The Surviving Series will assume all liabilities of the Merging Series as of the closing date, including all accrued expenses, costs, charges, and reserves of the Merging Series reflected on the unaudited statement of assets and liabilities as of the closing date. The closing of the Reorganization will occur following satisfaction (or waiver) of the conditions to closing set forth in the Agreement or such later date as the parties may agree.

     The value of the Merging Series' assets to be acquired and the Merging Series' liabilities to be assumed by the Surviving Series, and the net asset value of shares of the Surviving Series, will be determined immediately after the close of regular trading on the New York Stock Exchange on the closing date, using the valuation procedures set forth in the Series' then-current Prospectus and Statement of Additional Information. The number of shares of the Surviving Series to be issued to the Shareholders of each Merging Series will be determined by dividing (a) the value of the aggregate net assets of the Merging Series by (b) the net asset value of one share of the Surviving Series.

     On the closing date, the Merging Series will liquidate and distribute pro rata to its shareholders of record the Surviving Series shares received by the Merging Series in exchange for their respective shares in the Merging Series. This liquidation and distribution will be accomplished by opening an account on the books of the Surviving Series in the name of each shareholder of record of the Merging Series and by crediting to each such account the shares due pursuant to the Reorganization. Every Merging Series shareholder will own shares of the Surviving Series immediately after the Reorganization, the value of which will be equal to the value of the shareholder's Merging Series shares on the Closing Date.

     At or prior to the closing date, the Merging Series will declare a dividend or dividends that, together with all previous such dividends, will have the effect of distributing to the Merging Series shareholders of record all of the Merging Series' investment company taxable income for all taxable years ending at or prior to the closing date and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the closing date.

     Subject to certain limitations on liability, the Surviving Series has agreed to indemnify and hold harmless those Trustees who are not "interested persons" of the advisor or distributor of the Merging Series (the "Independent Trustees") from and against any and all claims, costs, expenses (including reasonable attorneys' fees), losses and liabilities of any sort or kind (collectively "Liability") which may be asserted against them or for which the Independent Trustees may become liable arising out of or attributable to the transactions contemplated by the Agreement, provided that any Independent Trustee seeking the benefit of this indemnification shall not have materially contributed to the creation of such Liability by acting in a manner contrary to his or her fiduciary duties as a trustee under the 1940 Act.

     The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement. Certain of these conditions may be waived by the Board of Trustees or by an authorized officer of the Trust, as appropriate.

     The significant conditions which may not be waived are: (a) the receipt by the Trust of an opinion of counsel that the Reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code for Federal income tax purposes, and (b) the approval of the Agreement by the shareholders of the Merging Series. The Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by the shareholders of the Merging Series, prior to the closing date, by resolution of the Board of Trustees. In addition, the Agreement may be amended by mutual agreement, except that no amendment may be made to the Agreement subsequent to the Special Meeting that would change the provisions for determining the number of Surviving Series shares to be issued to shareholders of the Merging Series without their further approval.

REASONS FOR THE REORGANIZATION

     The proposed Reorganization is the outcome of the deliberations by the Trustees of the Trust. Management recommended that the Trustees consider the benefits that shareholders would realize if the Merging Series were to be combined with the Surviving Series. In response to this recommendation, the Independent Trustees of the Trust requested that management outline a specific Reorganization proposal for their consideration and provide an analysis of the specific benefits to be realized by shareholders from the proposal.

     In the course of their review, the Trustees of the Trust noted that the Reorganization would be a means of combining two series with similar investment objectives and principal investment strategies and would permit the shareholders of the Merging Series to pursue their investment goals in a Series which, after the Reorganization, is anticipated to be larger than the Merging Series. In reaching this conclusion, the Board considered a number of additional factors, including, but not limited to, the following:

     o the potential benefits of the Reorganization to shareholders of the Surviving Series and the Merging Series, including that the Reorganization could result in economies of scale through the spreading of fixed costs over a larger asset base;

     o the terms and conditions of the proposed Agreement, and that the proposed Agreement will not result in dilution of shareholder interests;

     o the total expense ratio of the combined Surviving Series following the Reorganization is projected to be lower than the current total expense ratio of the Merging Series;

     o the compatibility of investment objectives, policies, restrictions and investment holdings among the Merging Series and the Surviving Series;

     o the ability to better manage asset flows in the Surviving Series because of its anticipated greater size;

     o   the comparable performance of the Series;

     o the terms and conditions of the Agreement will have minimal affect upon the price of the outstanding shares of each Series;

     o the Reorganization provides for continuity of distribution and shareholder servicing arrangements; and

     o the Reorganization is not expected to result in the recognition of any gain or loss for Federal income tax purposes either to the Merging Series or the Surviving Series and should not adversely impact the tax treatment of the variable contracts invested in whole or in part in either of the Series.

     After considering these and other factors, the Board of Trustees, including the Independent Trustees, unanimously concluded at a special meeting held on May 11, 2004 that the Reorganization is fair and reasonable and would be in the best interests of both the Merging Series and the Surviving Series and their respective shareholders and that the interests of either Series' shareholders will not be diluted as a result of the transactions contemplated by the Reorganization recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized. The Trustees unanimously voted to approve the Reorganization and authorized the officers of the Trust to submit the Reorganization proposal to shareholders of the Merging Series for consideration.

FEDERAL INCOME TAX CONSEQUENCES

     McDermott Will & Emery LLP, special tax counsel to the Trust, is to opine that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for Federal income tax purposes, the Reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code. Accordingly:

     o no gain or loss will be recognized by the Merging Series on the transfer of the assets of the Merging Series to the Surviving Series solely in exchange for Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series or upon the distribution of Surviving Series shares to the Merging Series insurance company shareholders in exchange for their shares of the Merging Series;


     o the tax basis of the Merging Series' assets acquired by the Surviving Series will be the same as the tax basis of such assets to the Merging Series immediately prior to the Reorganization, and the holding period of the assets of the Merging Series in the hands of the Surviving Series will include the period during which those assets were held by the Merging Series; and

     o no gain or loss will be recognized by the Surviving Series upon the receipt of the assets of the Merging Series solely in exchange for the Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series.

     The receipt of such an opinion that the Reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code is a condition to the consummation of the Reorganization. The Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the Federal income tax consequences of the Reorganization and the IRS is not bound by advice of counsel. You are not directly a shareholder of the Merging Series but, instead, some or all of your variable life insurance policy or variable annuity contract is invested in the Merging Series. We also believe, however, that the Reorganization should not adversely affect the tax treatment of your variable contract.

     It is possible, although unlikely in our view, that, because the Merging Series will no longer be an available Series underlying your variable contract, your Contract could be considered changed in a manner that causes the contract or policy to be considered newly issued for Federal income tax purposes. In such a case, your Contract would be subject to the Federal income tax rules in effect on the effective date of the Reorganization instead of the Federal income tax rules in effect on the issue date of your Contract, which could have been more favorable.

     Shareholders of the Merging Series should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the Reorganization, shareholders of the Merging Series should also consult tax advisors as to state and local tax consequences, if any, of the Reorganization.

     It is also possible that if the reorganization were not tax-free, which as indicated above is not expected, and the Surviving Series as a result failed to qualify as a regulated investment company, the diversification rules of Code
Section 817(h) might be violated. In such a case, income on your contract could be currently taxable to you.

CAPITALIZATION

     The following table sets forth the capitalization of the Surviving Series and the Merging Series, and on a pro forma basis for the combined Surviving Series as of December 31, 2003, giving effect to the proposed acquisition of net assets of the Merging Series at net asset value.


                                                                                 PRO FORMA
                                SURVIVING SERIES           MERGING SERIES      COMBINED SERIES
                                ----------------           --------------      ---------------

Net assets                        $92,805,254               $30,180,919          $122,986,173
Net asset value per share         $11.77                    $11.10               $11.77
Shares outstanding                7,882,010                 2,719,586            10,446,234

     The table set forth above should not be relied on to determine the number of Surviving Series shares to be received in the Reorganization. The actual number of shares to be received will depend upon the net asset value and number of shares outstanding of the Merging Series and the Surviving Series at the time of the Reorganization.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The following discussion is a summary of some of the more significant similarities and differences in the investment objectives, policies and restrictions of the Surviving Series and the Merging Series. The discussion below is qualified in its entirety by the discussion elsewhere in this Prospectus/Proxy Statement and in the Trust's Prospectus and Statement of Additional Information.

INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Surviving Series and the Merging Series are similar. The investment objectives of the Surviving Series and the Merging Series are "fundamental policies" which may not be changed without the approval of the holders of at least a "majority of the outstanding voting shares" of the respective Series. A majority of the outstanding voting shares is defined in the 1940 Act as the lesser of (a) the vote of the holders of 67% or more of the outstanding voting shares of the Series present in person or by proxy, if the holders of more than 50% of the outstanding voting shares of that Series are present in person or by proxy, or (b) the vote of the holders of more than 50% of the outstanding voting shares of the Series.

     The principal investment strategies of the Surviving Series are also similar to the principal investment strategies of the Merging Series. There are some differences, however, between the investment strategies of the Merging and Surviving Series. The Merging Series may invest up to 35% of its assets in foreign securities, while foreign investment is not a principal investment strategy of the Surviving Series. The adviser's portfolio selection method for the Surviving Series may result in a higher portfolio turnover rate. High portfolio turnover rates may increase costs to the Surviving Series and may negatively affect fund performance. Furthermore, the Surviving Series does not share the Merging Series' focus on investment in the equity securities of companies with larger market capitalizations. This strategy could make an investment in the Surviving Series more volatile than an investment in the Merging Series, as smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries.

                                SURVIVING SERIES

----------------------------------------------------------------------------------------------------------------------
Investment Objective                                         Long-term  capital  appreciation.  Current  income  is a
                                                             secondary objective.
------------------------------------------------------------ ---------------------------------------------------------
Principal Investment Strategies                              Under normal circumstances the Surviving Series invests
                                                             at least 80% of its assets in common stocks.

                                                             The Surviving Series invests in a diversified portfolio
                                                             of securities of primarily domestic (U.S.) companies.
                                                             Generally, the Surviving Series invests in securities
                                                             traded on the New York Stock Exchange, or the American
                                                             Stock Exchange, and in over-the-counter markets.

                                                             The advisor applies a security selection process that
                                                             selects stocks meeting certain investment criteria
                                                             relating to valuation, profitability, near term momentum,
                                                             long term growth and financial stability. For the few
                                                             hundred of the approximately 1,500 companies that survive
                                                             this screening process, the advisor projects future
                                                             growth in earnings and dividends, earnings momentum and
                                                             relative undervaluation based on individual company
                                                             prospects, industry trends and macroeconomic conditions.
                                                             From this analysis, the advisor develops target prices
                                                             and value ranges and selects a diversified portfolio of
                                                             top-rated securities for purchase.

                                                             With certain exceptions, the advisor sells when a stock's
                                                             target price is reached, the issuer or its industry
                                                             suffer negative changes, or there is a change in the
                                                             investment criteria that prompted the initial purchase.
                                                             The advisor may choose to continue to hold a security
                                                             that it believes is suitable for the series' objectives
                                                             even if it no longer meets these criteria.

                                                             The advisor's portfolio selection method may result in a
                                                             higher portfolio turnover rate. High portfolio turnover
                                                             rates may increase costs to the Surviving Series and may
                                                             negatively affect fund performance.
----------------------------------------------------------------------------------------------------------------------

                                 MERGING SERIES

----------------------------------------------------------------------------------------------------------------------
Investment Objective                                         Capital appreciation and reasonable income.
------------------------------------------------------------ ---------------------------------------------------------
Principal Investment Strategies                              The Merging Series invests, under normal market
                                                             conditions, at least 65% of its assets in
                                                             income-producing equity securities of companies which the
                                                             subadvisor believes are undervalued in the market
                                                             relative to their long term potential. Equity securities
                                                             include common stocks and related securities, such as
                                                             preferred stocks, convertible securities and depository
                                                             receipts for those securities.

                                                             While the Merging Series may invest in companies of any
                                                             size, the Series generally focuses on undervalued
                                                             companies with large market capitalizations. The equity
                                                             securities of these companies may be undervalued because:

                                                             o   they are temporarily out of favor in the market due
                                                                 to a decline in the market, poor economic conditions,
                                                                 or developments that have affected or may affect the
                                                                 issuer of the securities or the issuer's industry; or

                                                             o   the market has overlooked them

                                                             Undervalued equity securities generally have low
                                                             price-to-book, price-to-sales and/or price-to-earnings
                                                             ratios.

                                                             The Merging Series seeks to achieve a gross yield that
                                                             exceeds that of the S&P 500 Index.

                                                             Equity securities may be listed on a securities exchange
                                                             or traded in the over-the-counter markets.

                                                             The subadvisor uses a bottom-up, as opposed to a
                                                             top-down, investment style in managing the Merging
                                                             Series. This means that securities are selected based
                                                             upon fundamental analysis (such as an analysis of
                                                             earnings, cash flows, competitive position and
                                                             management's abilities) performed by the Series'
                                                             portfolio manager and the subadvisor's large group of
                                                             equity research analysts.

                                                             The Merging Series may invest up to 35% of its assets in
                                                             foreign securities through which it may have exposure to
                                                             foreign currencies.
----------------------------------------------------------------------------------------------------------------------

CERTAIN INVESTMENT RESTRICTIONS

     The Series are subject to identical investment restrictions that restrict the scope of their investments. These investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting shares" of a Series (as that term is defined in the 1940 Act).

     Neither Series may:

     (1) with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Series' total assets, taken at market value, to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Series;

     (2) purchase securities in a given industry if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities);

     (3) issue senior securities in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed prohibited by this restriction;

     (4) borrow money, except (i) in amounts not to exceed one third of the value of the Series' total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options, and (c) short-term credits extended in connection with trade clearances and settlement shall not constitute borrowing;

     (5) underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Series may be deemed to be an underwriter under the applicable law;

     (6) purchase or sell real estate, except that a Series may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Series as a result of the ownership of securities;

     (7) make loans, except that a Series may (i) lend portfolio securities,
         (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies; and/or

     (8) purchase or sell commodities or commodity contracts, except a Series may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indices, interest rates, securities, currencies and physical commodities).

     If any percentage restriction described above for the Series is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Series' assets will not constitute a violation of the restriction.

               COMPARATIVE INFORMATION ON PURCHASES AND EXCHANGES

     The shares of the Trust are not offered directly to the public. Shares of the Trust currently are offered to certain separate accounts in order to fund variable accumulation annuity contracts or variable life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their separate accounts. Investments in the Trust may occur only by purchasing a Contract and directing the allocation of your purchase payment(s) to the subaccount(s) corresponding to a Series. The subaccounts, in turn, invest in shares of the Trust. Not all Series may be offered through a particular Contract.

     Phoenix Equity Planning Corporation ("PEPCO") is an indirect subsidiary of The Phoenix Companies, Inc. ("PNX"). PNX is the parent company of PLIC. PEPCO is also a broker-dealer registered with relevant regulators and serves as national distributor of variable products issued by Phoenix. Variable products may be purchased through broker-dealers registered with applicable regulatory authorities and who have entered into a sales agreement with PEPCO. Sales commissions will be paid to registered representatives based on the amount of premiums received in connection with the sale of variable products, subject to governing law. PLIC and its insurance company affiliates also pay commissions to PEPCO based on the amount of premiums received in connection with the sale of variable products, subject to governing law.

     There are no load charges or fees imposed upon shareholders of the Series. However, contractual charges do apply. In connection with the proposed Reorganization, no sales charges are imposed. Shares of the Series are offered to the separate accounts at a price equal to their respective net asset value per share.

     Because excessive trading can hurt fund performance and therefore be detrimental to all policyholders, Phoenix reserves the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. Phoenix will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

             COMPARATIVE INFORMATION ON DISTRIBUTION AND REDEMPTION

     Both Series offer the same distribution and redemption services. The Merging Series and the Surviving Series distribute net income quarterly. Both Series distribute net realized capital gains, if any, at least annually. All dividends and distributions with respect to the shares of the Merging Series and the Surviving Series are paid in additional shares of the respective Series. The number of shares received in connection with any reinvestment of dividends will be based upon the net asset value per share of the applicable Series in effect on the record date. Both Series currently offer shareholders identical exchange privileges. Shareholders of either Series may exchange their shares for shares of a corresponding Series of the Trust.

     Shares of the Surviving Series and the Merging Series may be redeemed at a redemption price equal to the net asset value of the shares as next determined following the receipt of a redemption order and any other required documentation in proper form. Payment of redemption proceeds for redeemed shares is generally made within seven days after receipt of a redemption request in proper form and documentation, provided that each check used for purchases of shares has been cleared for payment.

     Because each Series offer the same distribution and redemption services, after the closing, the same services will continue to be available to the shareholders of the Merging Series but in their capacity as shareholders of the Surviving Series.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

The following is a summary of certain provisions of the Amended Declaration of Trust of the Merging Series and the Surviving Series.

FORM OF ORGANIZATION

     Each Series is a series of The Phoenix Edge Series Fund, a business trust organized under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated February 18, 1986, as amended. The operations of these Series are governed by the Declaration of Trust and by Massachusetts law. The shares of the Trust are registered with the SEC as an open-end management investment company and are subject to the provisions of the 1940 Act and the rules and regulations of the SEC thereunder. The Trustees may generally authorize mergers, consolidations, share exchanges and reorganizations of a new Series or of each respective Series with another Series or other business organization.

SHARES

     The Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest of each Series. The Trust currently has thirty-two series outstanding. The Trustees of the Trust may also create additional series in the future without shareholder approval. When issued, the shares are fully paid and non-assessable, have no preference, preemptive or similar rights unless designated by the Trustees, and are freely transferable. Shares (including fractional shares) of each Series have equal rights with regard to voting redemptions, dividends, distributions and liquidations with respect to that Series. All voting rights of the separate accounts as shareholders are passed through to the contract/policyholders. The assets and proceeds received by the Trust from the issue or sale of shares of a Series are allocated to that Series and constitute the rights of that Series, subject only to the rights of creditors. Any underlying assets of a Series are required to be segregated on the books of account of the Trust. These assets are to be used to pay the expenses of the Series as well as a share of the general expenses of the Trust.

MEETINGS

     Under the Declaration of Trust and Massachusetts business trust laws, the Trust is not required to hold annual shareholder meetings. The Trustees or President of the Trust may call shareholder meetings as necessary. To the extent required by the 1940 Act, meetings held for the purpose of voting on the removal of any Trustee shall be called by the Trustees or upon written request by shareholders holding at least ten percent of the outstanding shares entitled to vote.

SHAREHOLDER LIABILITY

     Unlike the stockholders of a corporation, under certain circumstances shareholders of a business trust may be held personally liable for the debts, claims or other obligations of a business trust. However, the Declaration of Trust limits shareholder liability. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder and any former shareholder who is exposed to liability by reason of a claim or demand relating to such person being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

LIABILITY OF TRUSTEES

     The Declaration of Trust provides that Trustees will generally be personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. The Trust may purchase insurance for Trustees to cover potential liabilities and will generally indemnify a Trustee against such claims. The Trust may also advance payments to a Trustee in connection with indemnification.

LIQUIDATION OR DISSOLUTION

     In the event of the liquidation or dissolution of either Series, the Trustees shall distribute the assets of the Series to the shareholders, according to their respective rights, after accounting for the liabilities of the Trust.

                                   FISCAL YEAR

     The Series each operate on a fiscal year that ends December 31.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

     Responsibility for the overall supervision of both Series rests with Trustees of the Trust.

     PIC is the investment advisor to the Surviving Series and is responsible for the day-to-day portfolio management. Steven L. Colton and Dong Zhang are the portfolio managers for the Surviving Series. Steven L. Colton joined PIC in June 1997. Previously, Mr. Colton was portfolio manager for the American Century Income & Growth Fund ("ACIGF") from its inception on December 1990 through May 1997. Dong Zhang is the portfolio manager and is primarily responsible for the day-to-day operation of the Surviving series. Mr. Zhang joined PIC in June 1997. Mr. Zhang also was a member of the portfolio management team for ACIGF from June 1996 through June 1997.

     PVA is the investment advisor to the Merging Series. PVA has entered into a subadvisory agreement with MFS to provide day-to-day portfolio management. MFS is the subadvisor to the Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, and Phoenix-MFS Value Series. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund.

     Legal Proceedings. On March 31, 2004, MFS settled an administrative proceeding with the SEC regarding disclosure of brokerage allocation practices in connection with the sale of funds sponsored by MFS (including the series). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing. MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan to be approved by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades.

     As part of the settlement, MFS also agreed to retain an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. In addition, in February 2004, MFS reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing. MFS did not limit trading activities in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive officer, John W. Ballen, and former President, Kevin R. Parke, have also reached an agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS in February 2004). Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

     Under the terms of these February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrative Association's Investor Protection Trust).

     In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes, which include, among others:

     o formation of a Code of Ethics Oversight Committee, comprised of senior executives of MFS' operating businesses, to oversee all matters relating to issues arising under MFS' Code of Ethics;

     o establishment of an Internal Compliance Controls Committee, chaired by MFS' Chief Compliance Officer and comprised of senior executive of MFS' operating businesses, to review compliance issues as they may arise from time to time, endeavor to develop solutions to those issues, and oversee implementation of those solutions;

     o establishment of a company ombudsman to whom MFS employees may convey concerns about MFS business matters that they believe involve matters of ethics or questionable practices;

     o establishment of a full-time senior-level position reporting to MFS' Chief Compliance Officer whose responsibilities include compliance matters relating to conflicts of interest; this officer or another designated compliance officer will implement and oversee the funds' excessive trading policies and compliance procedures;

     o engagement of an Independent Compliance Consultant to conduct a comprehensive review of MFS supervisory, compliance, and other policies and procedures designed to prevent and detect conflicts of interest, breaches of fiduciary duty, breaches of the MFS Code of Ethics and federal securities law violations by MFS and its employees; and

     o commencing in 2006, and at least once every year thereafter, MFS shall undergo a compliance review by an independent third party.

     In addition, under the terms of the February Settlements, MFS has undertaken to use its best efforts to cause the Retail Funds to operate in accordance with the following governance policies and practices:

     o at least 75% of the Retail Funds' Boards of Trustees will be independent of MFS and will not have been directors, officers or employees of MFS at any point during the preceding 10 years (a standard to which the Retail Funds' Boards currently adhere);

     o the chair of the Retail Funds' Board of Trustees will be independent of MFS and will not have been a director, officer or employee of MFS at any point during the preceding 10 years (a standard to which the Retail Funds' Boards currently adhere);

     o all action taken by the Retail Funds' Boards of Trustees or a committee thereof will be approved by a majority of the independent trustees of the Boards or committee, respectively;

     o commencing in 2005 and not less than every fifth calendar year thereafter, the Retail Funds will hold shareholder meetings at which the Board of Trustees will be elected; and

     o the Retail Funds will designate an independent compliance officer reporting to the Board of Trustees responsible for assisting the Boards in monitoring compliance by MFS with the federal securities laws, its fiduciary duties to fund shareholders and its Code of Ethics in all matters relevant to the operations of the funds.

     Although the terms of the February Settlements apply only to the Retail Funds, all funds overseen by the Retail Funds' Board of Trustees have undertaken to observe these governance policies and practices.

     Under the terms of the NYAG settlement, MFS has undertaken, on behalf of the funds, that:

     o the funds will retain a senior office responsible for assisting in the review of fee arrangements and administering the funds' compliance policies and procedures, and the Board of Trustees of the funds has determined that MFS shall reimburse the funds for the expenses of this senior officer; and

     o certain statements sent by MFS to fund shareholders will disclose fees and costs in actual dollar amounts charged to each investor on his or her actual investment based upon the investor's most recent quarterly closing balance and on a hypothetical $10,000 investment held for ten years.

     Messrs. Ballen and Parke have agreed to suspensions from association with any investment adviser or registered investment company for periods of 9 months and 6 months, respectively. Upon completion of these suspensions, for periods of 27 months (Mr. Ballen) and 30 months (Mr. Parke). Messrs. Ballen and Parke have agreed not to serve as an employee, officer or trustee of any registered investment company; not to serve as chairman, director or as an officer of an investment adviser; and to otherwise perform only limited functions for an investment adviser, which may include strategic planning and analysis, portfolio management and non-mutual fund marketing. Messrs. Ballen and Parke will pay approximately $315,000 each to the SEC, $250,000 of which is characterized as a penalty. In addition, Messrs. Ballen and Parke resigned as trustees of the funds' Board of Trustees, and Mr. Ballen resigned as the funds' President, effective February 2004. Messrs. Ballen and Parke will not be returning to MFS or the MFS funds after their suspensions.

     Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or
(ii) permitted or acquiesced in the improper use of fund assets of MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

     Any potential resolutions of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damages they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, cost or expenses in connection with such lawsuits, the Board of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

     Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

     Phoenix Equity Planning Corporation serves as financial agent of both Series and, as such, performs administrative, bookkeeping and pricing functions.

     State Street Bank and Trust Company serves as custodian to both Series.

     PricewaterhouseCoopers LLP serves as independent registered public accountants for both Series.

                               VOTING INFORMATION

QUORUM AND VOTING REQUIREMENTS

     This Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Series in connection with the solicitation by the Board of Trustees of the Trust of proxies to be used at the meeting. Shareholders of record of the Merging Series at the close of business on July 20, 2004 ("Record Date") own 3,101,142.509 shares. Each share will be entitled to vote at the meeting or at any adjournment(s) thereof. Each of the above shares is entitled to one vote, with proportionate voting for fractional shares. The record owners of the shares of each separate Series of the Trust include the Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account and the PHLVIC Variable Universal Life Account (collectively, the "VUL Accounts"), which fund variable life insurance policies, and the Phoenix Life Variable Accumulation Account and the PHL Variable Accumulation Account (collectively, the "VA Accounts"), which fund variable annuity contracts.

     Each shareholder of record at the close of business on the Record Date is entitled to a notice of the meeting and will be asked to instruct Phoenix how to vote at the Special Meeting or any adjourned or postponed session. No shareholder, to the Trust's knowledge, owns Contracts which are funded by more than five percent of the outstanding voting shares of the Trust or of any Series. The number of votes with respect to which each shareholder will be entitled to instruct Phoenix will be determined by applying the shareholder's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which a shareholder may provide instructions will be determined as of the Record Date.

     In accordance with its view of applicable law, Phoenix will vote the shares of the Merging Series for which Phoenix receives voting instructions from the shareholder in accordance with those instructions. Phoenix will vote shares for which it has not received timely voting instructions from shareholders and any shares held by Phoenix or its affiliates for their own accounts in the same proportion as the shares for which shareholders have provided voting instructions to Phoenix.

     In addition to the proxy solicitation by mail, officers and regular employees of Phoenix or one of its affiliates may solicit voting instructions personally, by telephone or telegram. Phoenix will, upon request, reimburse banks, brokers, fiduciaries and nominees for their reasonable expenses in sending proxy materials. The cost of solicitation of voting instructions will be borne indirectly by PLIC. You can provide voting instructions in any one of four ways:

     o   THROUGH THE INTERNET - www.proxyweb.com

     o   BY TELEPHONE - 800-690-6903

     o BY MAIL - using the enclosed Voting Instructions Card(s) and postage paid envelope

     o   IN PERSON - at the Special Meeting

     Proxies executed by shareholders may be revoked at any time before they are exercised by a written revocation received by the Secretary of the Trust, by properly executing a later-dated proxy (in writing, or by telephone or by the Internet) or by voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

     We encourage you to vote by telephone or by Internet; have your Voting Instruction Card in hand, and call the number or go to the website and follow the instructions given there. These voting methods will reduce the time and costs of this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

     As of the Record Date, Phoenix, through its VUL Accounts and VA Accounts, owned 3,101,142.509 shares of the Merging Series and 7,627,182.299 shares of the Surviving Series. No one Contract/Policyholder owns beneficially of record 5% or more of the outstanding shares of the Merging Series, Surviving Series, or the combined Surviving Series assuming consummation of the Reorganization, based on holdings and total shares as of July 20, 2004. As of the Record Date, less than 1% of the outstanding shares of beneficial interest of either Series were held of record or beneficially owned under a contract or policy by the Trustees or nominees for election as Trustee and by the executive officers of the Trust, as a group.

     A COPY OF THE TRUST'S MOST RECENT ANNUAL REPORT, DATED DECEMBER 31, 2003 HAS BEEN FURNISHED TO SHAREHOLDERS. THE TRUST WILL FURNISH, WITHOUT CHARGE, TO ANY SHAREHOLDER, UPON REQUEST, A COPY OF THE 2003 ANNUAL REPORT. SUCH REQUESTS MAY BE DIRECTED TO PHOENIX VARIABLE PRODUCTS OPERATIONS, P.O. BOX 8027, BOSTON, MA 02266-8027. SHAREHOLDERS MAY ALSO CALL TOLL-FREE AT (800) 541-0171.

     The Board knows of no business, other than that mentioned in the Notice of Special Meeting, that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named on the enclosed Voting Instructions Card(s) to vote in accordance with their best judgment.

     A majority of the outstanding voting shares of a Series entitled to vote shall constitute a quorum for the meeting. Because Phoenix, through its VUL Accounts and VA Accounts are the record owners of the Merging Series, Phoenix's attendance at the meeting will constitute a quorum. The affirmative vote of a majority of the outstanding voting securities of the Trust (i.e., the lesser of (i) 67% or more of the eligible votes of the Merging Series represented at the meeting if more than 50% of the eligible votes of the Merging Series are present in person or by proxy or (ii) more than 50% of the eligible votes of the Merging Series) must approve the herein contemplated merger. For purposes of determining the presence of a quorum for transacting business at the meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the meeting but which have not been voted. For this reason, abstentions and broker non-votes will assist the Merging Series in obtaining a quorum, but both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of the proposal.

     If either (a) a quorum is not present at the meeting or (b) a quorum is present but sufficient votes in favor of the Reorganization proposal have not been obtained, then the persons named as proxies may propose one or more adjournment(s) of the meeting without further notice to shareholders to permit further solicitation of proxies provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders. The persons named as proxies will vote those proxies that are required to be voted FOR the Reorganization proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the Reorganization proposal against such adjournment.

     The meeting may be adjourned from time to time by the vote of a majority of the shares represented at the meeting, whether or not a quorum is present. If the meeting is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than sixty (60) days from the date set for the original meeting, in which case the Trustees shall set a new record date. Notice of any such adjourned meeting shall be given to each shareholder of record entitled to vote at the adjourned meeting. At any adjourned meeting, the Trust may transact any business which might have been transacted at the original meeting.

     The individuals named as proxies on the enclosed voting instruction card will vote in accordance with the shareholder's direction, as indicated thereon, if the voting instruction card is received and is properly executed. If the shareholder properly executes a voting instruction card and gives no voting instructions with respect to the Reorganization proposal, the shares will be voted in favor of the Reorganization proposal. The individuals named as proxies on the enclosed voting instruction card, in their discretion, may vote upon such other matters as may properly come before the meeting. The Board of Trustees of the Trust is not aware of any other matters to come before the meeting.

     Approval of the Reorganization proposal by the shareholders of the Merging Series is a condition of the consummation of the Reorganization. If the Reorganization is not approved, the Merging Series will continue as a series of the Trust and the Board of Trustees of the Trust may consider other alternatives in the best interests of the shareholders of the Merging Series.

REVOCATION OF PROXIES

     Any shareholder who has given an instruction card has the right to revoke the proxy any time prior to its exercise:

     o by written notice of the an instruction card's revocation to the Secretary of the Trust at the above address prior to the meeting;

     o by the subsequent execution and return of another instruction card prior to the meeting;

     o by use of any electronic, telephonic or other alternative means authorized by the Trustees for authorizing the proxy to act; or

     o by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

NO APPRAISAL RIGHTS

     The staff of the SEC has taken the position that any rights to appraisal arising under state law are preempted by the provisions of the 1940 Act and Rule 22c-1 thereunder, which generally requires that shares of a registered open-end investment company be valued at their next determined net asset value.

SOLICITATION OF PROXIES

     In addition to solicitation of proxies by mail, officers and employees of PLIC or its affiliates may solicit proxies personally or by telephone or by telegram. PLIC or other representatives of the Trust may also use one or more proxy solicitation firms to assist with the mailing and tabulation effort and any special personal solicitation of instruction cards. Banks, brokers, fiduciaries and nominees will, upon request, be reimbursed by PLIC for their reasonable expenses in sending proxy material to beneficial owners of shares of the Merging Series. The cost of the tabulation of proxies will be borne by PLIC.

     If a shareholder wishes to participate in the meeting but does not wish to authorize the execution of an instruction card by telephone or Internet, the shareholder may still submit the completed Voting Instruction Card form included with this Prospectus/Proxy Statement in the postage-paid return envelope or attend the meeting in person.

     THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES OF THE TRUST, RECOMMEND YOU APPROVE THE PLAN OF REORGANIZATION.

     WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE RESPOND PROMPTLY BY INTERNET OR BY TELEPHONE OR BY RETURNING THE VOTING INSTRUCTIONS CARD IN THE POSTAGE-PAID RETURN ENVELOPE.

                     ADDITIONAL INFORMATION ABOUT THE SERIES

     Additional information about the Series is included in the Trust's Prospectus as supplemented and Statement of Additional Information as supplemented dated May 1, 2004 (File No. 033-05033), which have been filed with the SEC and are incorporated by reference herein. A copy of the Prospectus for the Trust and Statement of Additional Information may be obtained without charge by contacting Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling toll-free at 1-800-541-0171.

                                  MISCELLANEOUS

AVAILABLE INFORMATION

     Both Series and the Trust are each registered under the 1940 Act and are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, file reports, proxy materials and other information with the SEC. Information about the Trust, including the SAI for the Trust, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Reference Section, Washington, D.C. 20549-0102.

PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2003

     The following table compares investment performance for both Series for the period ending December 31, 2003 and compares the same against relevant benchmarks. The Series' past performance is not necessarily an indication of how the Series will perform in the future. The Series' performance does not reflect insurance contract expenses. If these expenses were included, the Series' performance shown in the table would be lower.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD
----------------------------                                                            LIFE OF      DATE OF
     ENDING DECEMBER 31, 2003)                                 1 YEAR      5 YEARS    THE SERIES    INCEPTION
                                                               ------      -------    ----------    ---------

Surviving Series
o   Phoenix-Oakhurst Value Equity Series                       23.87%       5.45%        6.50%       03/02/98
o   Russell 1000(R)Value Index(1)                              30.03%       3.56%        4.69%       03/02/98
o   S&P 500(R)Index(2)                                         28.71%     (0.57)%        2.52%       03/02/98

Merging Series
o   Phoenix-MFS Value Series                                   24.85%         --         6.10%       10/29/01
o   Russell 1000(R)Value Index(1)                              30.03%         --         7.53%       10/29/01
o   S&P 500(R)Index(2)                                         28.71%         --         3.19%       10/29/01

GROWTH OF $10,000(3) (FOR THE PERIOD ENDING DECEMBER 31, 2003)

                     PHOENIX-OAKHURST VALUE
    YEAR                  EQUITY SERIES                 RUSSELL 1000(R)VALUE INDEX (1)           S&P 500(R) INDEX(2)
    ----                  -------------                 ------------------------------           -------------------

  03/02/98                   $10,000                               $10,000                           $10,000
  12/31/98                   $11,079                               $10,965                           $11,895
  12/31/99                   $13,775                               $11,771                           $14,409
  12/29/00                   $18,205                               $12,597                           $13,086
  12/31/01                   $14,935                               $11,893                           $11,532
  12/31/02                   $11,660                               $10,047                           $ 8,983
  12/31/03                   $14,443                               $13,064                           $11,562

                        PHOENIX-MFS VALUE
    YEAR                     SERIES                     RUSSELL 1000(R)VALUE INDEX (1)           S&P 500(R) INDEX(2)
    ----                     ------                     ------------------------------           -------------------
  10/29/01                   $10,000                               $10,000                           $10,000
  12/31/01                   $10,573                               $10,658                           $10,677
  12/31/02                   $ 9,109                               $ 9,004                           $ 8,317
  12/31/03                   $11,373                               $11,708                           $10,705

----------------------------

(1) The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of thE 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested.
(2) The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.
(3) This chart assumes an initial investment of $10,000 made on the inception dates noted in the tables above.

    The indexes are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.

SECTOR WEIGHTINGS (as a percentage of bond holdings as of December 31, 2003)

                  PHOENIX-MFS VALUE SERIES                                  PHOENIX-OAKHURST VALUE EQUITY SERIES
                  ------------------------                                  ------------------------------------

Consumer Discretionary               $2,863,233        9.69%     Consumer Discretionary            $15,063,754        16.57%
Consumer Staples                     $3,271,201       11.07%     Consumer Discretionary             $5,403,207         5.95%
Exchange Traded Funds                        --        0.00%     Exchange Traded Funds                $963,105         1.06%
Energy                               $3,828,216       12.95%     Energy                             $7,182,665         7.90%
Financials                           $8,674,317       29.34%     Financials                        $31,281,531        34.42%
Health Care                          $2,602,044        8.80%     Health Care                        $7,442,685         8.19%
Industrials                          $1,898,150        6.42%     Industrials                       $10,236,996        11.26%
Information Technology                 $979,692        3.31%     Information Technology             $9,100,601        10.01%
Materials                            $2,460,504        8.32%     Materials                          $1,757,350         1.93%
Telecommunication Services           $1,513,797        5.12%     Telecommunication Services         $2,461,930         2.71%
Utilities                            $1,473,596        4.98%     Utilities                                  --         0.00%

SUM OF EQUITY HOLDINGS              $29,564,750         100%     SUM OF EQUITY HOLDINGS            $90,893,824       100.00%

ASSET MIX (as a percentage of total assets as of December 31, 2003)

                 PHOENIX-MFS VALUE SERIES                              PHOENIX-OAKHURST VALUE EQUITY SERIES
                 ------------------------                              ------------------------------------

Common Stock                                      88.16%    Common Stock                                        93.95%
Foreign Common Stock                               9.80%    Foreign Common Stock                                 2.95%
Mutual Funds                                       0.00%    Mutual Funds                                         1.04%
Short Term Obligations                             2.12%    Short Term Obligations                               2.13%
Other assets and liabilities, net                (0.08)%    Other assets and liabilities, net                  (0.07)%

TOTAL NET ASSETS                                 100.00%    TOTAL NET ASSETS                                   100.00%

TEN LARGEST HOLDINGS (as a percentage of total net assets as of December 31, 2003)

                 PHOENIX-MFS VALUE SERIES                              PHOENIX-OAKHURST VALUE EQUITY SERIES
                 ------------------------                              ------------------------------------

Citigroup, Inc.                             3.2%            Citigroup, Inc.                               4.1%
Exxon Mobil Corp.                           2.9%            Bank of America Corp.                         3.7%
FleetBoston Financial Corp.                 2.8%            Exxon Mobil Corp.                             3.5%
Altria Group, Inc.                          2.7%            Wells Fargo & Co.                             3.2%
Bank of America Corp.                       2.5%            Merrill Lynch & Co., Inc.                     2.5%
Johnson & Johnson                           2.4%            J.P. Morgan Chase & Co.                       2.4%
SunTrust Banks, Inc.                        2.3%            Neiman Marcus Group, Inc. (The Class A)       2.4%
BP plc ADR                                  2.3%            CIT Group, Inc.                               2.1%
SBC Communications, Inc.                    2.2%            Franklin Resources, Inc.                      2.0%
Pfizer, Inc.                                2.2%            Morgan Stanley                                1.9%

LEGAL MATTERS

     Matthew A. Swendiman, Counsel for PLIC and Assistant Secretary to the Trust, has passed upon certain legal matters in connection with the issuance of the shares of the Surviving Series.

ADDITIONAL FINANCIAL INFORMATION

     The table set forth below presents certain financial information for the Surviving Series. The financial highlights for each year ended December 31 are derived from the Surviving Series' audited financial statements for that year. The data should be read in conjunction with the audited financial statements and related notes, which are incorporated by reference to the Statement of Additional Information related to this Prospectus/Proxy Statement. The financial statements for the Surviving Series for prior periods are contained in the Surviving Series' Annual Report to Shareholders, which are incorporated by reference in the Statement of Additional Information related to this Prospectus/Proxy Statement.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FROM A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

     The financial highlights table is intended to help you understand the Phoenix-Oakhurst Value Equity Series' financial performance throughout the periods indicated. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Surviving Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees and expenses. If such fees or expenses were imposed, total return would be lower. The information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Auditors and the Surviving Series' financial statements are included in the December 31, 2003 Annual Report and are incorporated by reference in the Statement of Additional Information.

                                SURVIVING SERIES
                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------
                                                          2003         2002          2001         2000        1999
                                                          ----         ----          ----         ----        ----
Net asset value, beginning of period                     $9.59       $12.41        $15.34       $12.91      $11.03
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.09         0.10          0.11         0.07        0.04
   Net realized and unrealized gain (loss)                2.19        (2.82)        (2.86)        3.98        2.63
                                                        ------       ------        ------       ------      ------
         TOTAL FROM INVESTMENT OPERATIONS                 2.28        (2.72)        (2.75)        4.05        2.67
                                                        ------       ------        ------       ------      ------
LESS DISTRIBUTIONS

   Dividends from net investment income                  (0.10)       (0.10)        (0.09)       (0.08)      (0.04)
   Distributions from net realized gains                    --           --         (0.09)       (1.54)      (0.75)
                                                        ------       ------        ------       ------      ------
         TOTAL DISTRIBUTIONS                             (0.10)       (0.10)        (0.18)       (1.62)      (0.79)
                                                        ------       ------        ------       ------      ------
CHANGE IN NET ASSET VALUE                                 2.18        (2.82)        (2.93)        2.43        1.88
                                                        ------       ------        ------       ------      ------
NET ASSET VALUE, END OF PERIOD                          $11.77       $ 9.59        $12.41       $15.34      $12.91
                                                        ======       ======        ======       ======      ======
Total return                                             23.87%      (21.93)%      (17.96)%      32.16%      24.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousand)                   $92,805      $71,684       $84,159      $45,461     $17,470
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(1)                                  0.95%(2)     0.93%(2)      0.85%(2)     0.85%       0.85%
   Net investment income                                  0.88%        0.96%         1.11%        0.79%       0.41%
Portfolio turnover                                         393%         210%          245%         166%        168%

----------------------
(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.02%, 1.01%, 1.00%, 1.33% and 2.03% for the periods ended December 31, 2003,
    2002, 2001, 2000 and 1999, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

FUTURE SHAREHOLDER MEETINGS

     As a Massachusetts business trust, the Trust does not hold shareholder meetings unless required by the 1940 Act. There will be a Special Meeting of Phoenix-Lazard U.S. Multi-Cap Series Shareholders, September 14, 2004; a Special Meeting of Phoenix-Sanford Bernstein Global Value Series Shareholders, September 14, 2004; and a Special Meeting of Phoenix-Alliance/Bernstein Growth + Value Series and Phoenix-MFS Investors Trust Series Shareholders, September 14, 2004 to consider proposals to approve other Agreements and Plans of Reorganization. Other than these meetings, the Trust does not anticipate holding a meeting of shareholders of the Series in 2004. Shareholders who wish to present a proposal for action at the next meeting should submit the proposal to:

         Richard J. Wirth
         Secretary, The Phoenix Edge Series Fund
         c/o Phoenix Life Insurance Company
         One American Row
         P.O. Box 5056
         Hartford, CT 06102-5056

     Proposals must be received a reasonable time prior to the date of the shareholder meeting to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be submitted for consideration by shareholders.

                                 OTHER BUSINESS

     The Board of Trustees of the Trust knows of no business to be brought before the Special Meeting other than the matters set forth in this Prospectus/Proxy Statement. Should any other matter requiring a vote of Merging Series' shareholders arise, however, the proxies will vote thereon according to their best judgment in the interests of the Merging Series and the shareholders of the Merging Series.

                                              By Order of the Board of Trustees,



                                              RICHARD J. WIRTH
                                              Secretary

Hartford, Connecticut
August 6, 2004

                                                                      APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 14th day of September, 2004, by and between The Phoenix Edge Series Fund, a Massachusetts business trust (the "Trust"), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix-Oakhurst Value Equity Series (the "Surviving Series"), a separate series of the Trust, and the Trust, on behalf of the Phoenix-MFS Value Series (the "Merging Series"), another separate series of the Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Merging Series to the Surviving Series in exchange solely for voting shares of beneficial interest of the Surviving Series (the "Surviving Series Shares"), the assumption by the Surviving Series of all liabilities of the Merging Series, and the distribution of the Surviving Series Shares to the shareholders of the Merging Series in complete liquidation of the Merging Series as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         The Merging Series and the Surviving Series are separate series of the Trust, an open-end, registered investment company of the management type. The Merging Series owns securities that generally are assets of the character in which the Surviving Series is permitted to invest.

         The Trustees of the Trust have determined, with respect to the Surviving Series, that the exchange of all of the assets of the Merging Series for Surviving Series Shares and the assumption of all liabilities of the Merging Series by the Surviving Series is in the best interests of the Surviving Series and its shareholders and that the interests of the existing shareholders of the Surviving Series would not be diluted as a result of this transaction.

         The Trustees of the Trust, have also determined, with respect to the Merging Series, that the exchange of all of the assets of the Merging Series for Surviving Series Shares and the assumption of all liabilities of the Merging Series by the Surviving Series is in the best interests of the Merging Series and its shareholders and that the interests of the existing shareholders of the Merging Series would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE MERGING SERIES TO THE SURVIVING SERIES IN EXCHANGE FOR THE SURVIVING SERIES SHARES, THE ASSUMPTION OF ALL MERGING SERIES LIABILITIES AND THE LIQUIDATION OF THE MERGING SERIES

         1.1 Subject to the requisite approval of the Merging Series shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Merging Series agrees to transfer all of the Merging Series' assets, as set forth in paragraph 1.2, to the Surviving Series, and the Surviving Series agrees in exchange therefor: (i) to deliver to the Merging Series the number of full and fractional Surviving Series Shares, determined by dividing the value of the Merging Series' net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Series Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Merging Series, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 The assets of the Merging Series to be acquired by the Surviving Series shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Merging Series, and any deferred or prepaid expenses shown as an asset on the books of the Merging Series, on the Closing Date (collectively, the "Assets").

         1.3 The Merging Series will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Surviving Series shall also assume all of the liabilities of the Merging Series, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Merging Series will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Merging Series will distribute to the Merging Series' shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Merging Series Shareholders"), on a pro rata basis, the Surviving Series Shares received by the Merging Series pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Merging Series' shares, by the transfer of the Surviving Series Shares then credited to the account of the Merging Series on the books of the Surviving Series to open accounts on the share records of the Surviving Series in the names of the Merging Series Shareholders. The aggregate net asset value of Surviving Series Shares to be so credited to Merging Series Shareholders shall be equal to the aggregate net asset value of the Merging Series shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Merging Series will simultaneously be canceled on the books of the Merging Series.

         1.5 Ownership of Surviving Series Shares will be shown on the books of the Surviving Series or its transfer agent, as defined in paragraph 3.3.

         1.6 Any reporting responsibility of the Merging Series including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Merging Series.

2.       VALUATION

         2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures established by the Trust's Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Surviving Series.

         2.2 The net asset value of Surviving Series Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust's Board of Trustees, which shall be described in the Surviving Series' then-current prospectus and statement of additional information.

         2.3 The number of Surviving Series Shares to be issued (including fractional shares, if any) in exchange for the Merging Series' Assets shall be determined by dividing the value of the net assets with respect to the shares of the Merging Series determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Surviving Series Share, determined in accordance with paragraph 2.2.

         2.4 All computations of value shall be made by Phoenix Equity Planning Corporation, in its capacity as financial agent for the Trust.

3.       CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be September 24, 2004, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the "Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

         3.2 The Trust shall direct State Street Bank and Trust Company, as custodian for the Merging Series (the "Custodian"), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that (i) the Assets have been delivered in proper form to the Surviving Series on the next business day following the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Merging Series' portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Surviving Series for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Merging Series on the next business day following the Closing Date for the account of the Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Merging Series' portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"). The cash to be transferred by the Merging Series shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3 The Trust shall direct the Variable Products Operations Unit of Phoenix Life Insurance Company (the "Transfer Agent"), on behalf of the Merging Series, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Merging Series Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Surviving Series shall issue and deliver to the Secretary of the Surviving Series a confirmation evidencing the Surviving Series Shares to be credited on the Closing Date, or provide evidence satisfactory to the Merging Series that such Surviving Series Shares have been credited to the Merging Series' account on the books of the Surviving Series. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Series or the Merging Series shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Surviving Series or the Merging Series, respectively, is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1 The Trust, on behalf of the Merging Series, represents and warrants as follows:

         (a) The Merging Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust, as amended ("Declaration of Trust"), to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Merging Series under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Merging Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Merging Series and each prospectus and statement of additional information of the Merging Series used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Merging Series, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances; and upon delivery and payment for such Assets; the Trust, on behalf of the Surviving Series, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Series;

         (f) The Merging Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Merging Series is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Merging Series is a party or by which it is bound;

         (g) All material contracts or other commitments of the Merging Series (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Merging Series on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Surviving Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Merging Series or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Merging Series, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Merging Series at December 31, 2003, have been audited by PricewaterhouseCoopers LLP ("PWC"), independent registered public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Surviving Series) present fairly, in all material respects, the financial condition of the Merging Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Merging Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since December 31, 2003, there has not been any material adverse change in the Merging Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Merging Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series. For the purposes of this subparagraph (j), a decline in net asset value per share of the Merging Series due to declines in market values of securities in the Merging Series' portfolio, the discharge of Merging Series liabilities, or the redemption of Merging Series Shares by shareholders of the Merging Series shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Merging Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Merging Series' knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Merging Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Merging Series are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Merging Series will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Merging Series, as provided in paragraph
3.3. The Merging Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Merging Series, nor is there outstanding any security convertible into any of the Merging Series shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Merging Series, and, subject to the approval of the shareholders of the Merging Series, this Agreement will constitute a valid and binding obligation of the Merging Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (o) The information to be furnished by the Merging Series for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the NASD, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

         (p) The proxy statement of the Merging Series (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Merging Series, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Series for use therein, and
(ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2 The Trust, on behalf of the Surviving Series, represents and warrants as follows:


         (a) The Surviving Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Surviving Series under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Surviving Series and each prospectus and statement of additional information of the Surviving Series used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Surviving Series will have good and marketable title to the Surviving Series' assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Merging Series has received notice and necessary documentation at or prior to the Closing;

         (f) The Surviving Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Surviving Series is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Surviving Series is a party or by which it is bound;

         (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Merging Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Surviving Series or any of the Surviving Series' properties or assets that, if adversely determined, would materially and adversely affect the Surviving Series' financial condition or the conduct of the Surviving Series' business. The Trust on behalf of the Surviving Series knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Surviving Series' business or the Surviving Series' ability to consummate the transactions herein contemplated;

         (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Surviving Series at December 31, 2003, have been audited by PWC, independent registered public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Merging Series) present fairly, in all material respects, the financial condition of the Surviving Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Surviving Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since December 31, 2003, there has not been any material adverse change in the Surviving Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Merging Series. For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Series due to declines in market values of securities in the Surviving Series' portfolio, the discharge of Surviving Series liabilities, or the redemption of Surviving Series Shares by shareholders of the Surviving Series, shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Series' knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation (including the taxable year including the Closing Date), the Surviving Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company has been eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code;

         (l) All issued and outstanding Surviving Series Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Merging Series could, under certain circumstances, be held personally liable for obligations of the Merging Series) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Surviving Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Series Shares, nor is there outstanding any security convertible into any Surviving Series Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Surviving Series and this Agreement will constitute a valid and binding obligation of the Trust on behalf of the Surviving Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) Surviving Series Shares to be issued and delivered to the Merging Series, for the account of the Merging Series Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Merging Series could, under certain circumstances, be held personally liable for obligations of the Merging Series);

         (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (p) That insofar as it relates to the Surviving Series, the Registration Statement relating to the Surviving Series Shares issuable hereunder, and the proxy materials of the Merging Series to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Merging Series contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Merging Series for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 194 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE TRUST ON BEHALF OF THE SURVIVING SERIES AND THE
         MERGING SERIES

         5.1 The Surviving Series and the Merging Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2 The Trust will call a meeting of the shareholders of the Merging Series to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 The Merging Series covenants that the Surviving Series Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4 Subject to the provisions of this Agreement, the Surviving Series and the Merging Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5 As soon as is reasonably practicable after the Closing, the Merging Series will make a liquidating distribution to its shareholders consisting of the Surviving Series Shares received at the Closing.

         5.6 The Surviving Series and the Merging Series shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.7 The Trust, on behalf of the Merging Series, covenants that it will, from time to time, as and when reasonably requested by the Trust on behalf of the Surviving Series, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust on behalf of the Surviving Series may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Merging Series', title to and possession of the Surviving Series Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Surviving Series', title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

         5.8 The Surviving Series will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE MERGING SERIES

         The obligations of the Trust, on behalf of the Merging Series, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Surviving Series, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations and warranties of the Trust, on behalf of the Surviving Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2 The Trust, on behalf of the Surviving Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Surviving Series on or before the Closing Date; and

         6.3 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES

         The obligations of the Trust, on behalf of the Surviving Series, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Merging Series, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of the Trust, on behalf of the Merging Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2 The Trust shall have delivered to the Surviving Series a statement of the Merging Series' assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

         7.3. The Trust, on behalf of the Merging Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Trust, on behalf of the Merging Series, on or before the Closing Date;

         7.4 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.5 The Merging Series shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES AND THE MERGING SERIES

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Merging Series, or the Trust, on behalf of the Surviving Series, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Merging Series in accordance with the provisions of the Declaration of Trust, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.1;

         8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Series or the Merging Series, provided that either party hereto may for itself waive any of such conditions;

         8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5 The parties shall have received the opinion of McDermott Will & Emery LLP, special tax counsel to the Trust, addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement, shall for Federal income tax purposes, qualify as a tax-free reorganization described in
Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations McDermott Will & Emery LLP shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1 The Trust on behalf of the Merging Series and the Trust on behalf of the Surviving Series represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The expenses relating to the proposed Reorganization will be borne by Phoenix Life Insurance Company. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Series' prospectus and the Merging Series' proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Trust has not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the parties, (ii) by either party if the Closing shall not have occurred on or before December 31, 2004 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Merging Series called by the Merging Series pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Surviving Series Shares to be issued to the Merging Series Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to The Phoenix Edge Series Fund, One American Row, P. O. Box 5056, Hartford, CT 06102-5056, Attn: Richard J. Wirth, Esq.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by, and construed in accordance with, the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Merging Series and the Surviving Series, as provided in the Declaration of Trust of the Trust.

The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party as provided in the Declaration of Trust.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                                            THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS
                                                   PHOENIX-MFS VALUE SERIES

_________________________________                  By: _______________________________
SECRETARY

                                                   Title: ______________________________


Attest:                                            THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS
                                                   PHOENIX-OAKHURST VALUE EQUITY SERIES

_________________________________                  By: _______________________________
SECRETARY

                                                   Title: ______________________________

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          ACQUISITION OF THE ASSETS OF
                            PHOENIX-MFS VALUE SERIES

                        BY AND IN EXCHANGE FOR SHARES OF
                      PHOENIX-OAKHURST VALUE EQUITY SERIES

                                EACH A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                  800-541-0171

                                                                  August 6, 2004

         This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets and liabilities of the Phoenix-MFS Value Series (the "Merging Series") to the Phoenix-Oakhurst Value Equity Series (the "Surviving Series") each a series of The Phoenix Edge Series Fund, consists of this cover page and the following described documents:

         1) the Statement of Additional Information of The Phoenix Edge Series Fund, as filed via EDGAR on Form N-1A (File No. 033-05033) on April 30, 2004 with Post-Effective Amendment No. 47 to the Prospectus dated May 1, 2004 and incorporated by reference;

         2) the Annual Report of The Phoenix Edge Series Fund for the year ended December 31, 2003, as filed via EDGAR on Form N-CSR (File No. 811-04642) on March 8, 2004 and incorporated by reference; and

         3)       the Pro Forma Financial Statements filed herewith.

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated August 6, 2004. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling Variable Products Operations ("VPO") at 800-541-0171 or by writing to Phoenix Variable Products Mail Operations at PO Box 8027, Boston, Massachusetts 02266-8027.

         The date of this Statement of Additional Information is August 6,
2004.

Phoenix-Oakhurst Value Equity Series/Phoenix-MFS Value Series
Pro Forma Combined Schedule of Investments
December 31, 2003 (Unaudited)

Shares or Par Value                                                                            Value
==============  ============  ============  ======================================  ==============  ==============  =============
   Phoenix-
   Oakhurst                    Pro Forma                                               Phoenix-                       Pro Forma
 Value Equity   Phoenix-MFS     Combined                                            Oakhurst Value   Phoenix-MFS       Combined
    Series      Value Series   Portfolios                 DESCRIPTION               Equity Series    Value Series     Portfolios
==============  ============  ============  ======================================  ==============  ==============  =============

                                            COMMON STOCKS--92.6%
      128,800             -       128,800   Agere Systems, Inc. Class A (b)         $     392,840   $           -   $    392,840
            -         6,960         6,960   Air Products and Chemicals, Inc.                    -         367,697        367,697
       14,700             -        14,700   Airgas, Inc.                                  315,756               -        315,756
       68,200             -        68,200   Alliance Gaming Corp. (b)                   1,681,130               -      1,681,130
            -         8,640         8,640   Allstate Corp. (The)                                -         371,693        371,693
            -        14,860        14,860   Altria Group, Inc.                                  -         808,681        808,681
            -         6,910         6,910   American Express Co.                                -         333,269        333,269
       10,500             -        10,500   American International Group, Inc.            695,940               -        695,940
       24,200             -        24,200   Anadarko Petroleum Corp.                    1,234,442               -      1,234,442
       21,200             -        21,200   Applied Materials, Inc. (b)                   475,940               -        475,940
       39,400             -        39,400   ARAMARK Corp. Class B                       1,080,348               -      1,080,348
            -        28,710        28,710   Archer Daniels Midland Co.                          -         436,966        436,966
            -        19,840        19,840   AT&T Wireless Services, Inc. (b)                    -         158,522        158,522
       51,300             -        51,300   AVX Corp.                                     852,606               -        852,606
       10,500         2,400        12,900   Baker Hughes, Inc.                            337,680          77,184        414,864
       24,200             -        24,200   Ball Corp.                                  1,441,594               -      1,441,594
       42,400         9,510        51,910   Bank of America Corp.                       3,410,232         764,889      4,175,121
       30,400         6,420        36,820   Bank One Corp.                              1,385,936         292,688      1,678,624
            -         5,250         5,250   BellSouth Corp.                                     -         148,575        148,575
       31,200             -        31,200   Belo Corp. Class A                            884,208               -        884,208
       12,100             -        12,100   BJ Services Co. (b)                           434,390               -        434,390
       28,000             -        28,000   Boston Scientific Corp. (b)                 1,029,280               -      1,029,280
            -         2,940         2,940   Bowater, Inc.                                       -         136,152        136,152
       45,500             -        45,500   Bristol-Myers Squibb Co.                    1,301,300               -      1,301,300
       14,800             -        14,800   Cendant Corp. (b)                             329,596               -        329,596
        9,100         3,220        12,320   ChevronTexaco Corp.                           786,149         278,176      1,064,325
            -         3,640         3,640   Chubb Corp. (The)                                   -         247,884        247,884
            -         5,500         5,500   Cinergy Corp.                                       -         213,455        213,455
       24,200             -        24,200   Cisco Systems, Inc. (b)                       587,818               -        587,818
       53,000             -        53,000   CIT Group, Inc.                             1,905,350               -      1,905,350
       78,800        20,150        98,950   Citigroup, Inc.                             3,824,952         978,081      4,803,033
            -        10,510        10,510   Comcast Corp. Special Class A (b)                   -         328,753        328,753
       31,500             -        31,500   Computer Sciences Corp. (b)                 1,393,245               -      1,393,245
            -         8,860         8,860   ConocoPhillips                                      -         580,950        580,950
            -         9,970         9,970   Cox Communications, Inc. Class A (b)                -         343,466        343,466
            -         3,440         3,440   Deere & Co.                                         -         223,772        223,772
       12,900             -        12,900   Dell, Inc. (b)                                438,084               -        438,084
            -         2,040         2,040   Devon Energy Corp.                                  -         116,810        116,810
       48,500             -        48,500   Dial Corp. (The)                            1,380,795               -      1,380,795
            -         2,100         2,100   Dominion Resources, Inc.                            -         134,043        134,043
            -         7,680         7,680   Dow Chemical Co. (The)                              -         319,257        319,257
       64,100             -        64,100   E*TRADE Financial Corp. (b)                   810,865               -        810,865
       27,300             -        27,300   EMC Corp.(b)                                  352,716               -        352,716
            -         6,300         6,300   Emerson Electric Co.                                -         407,925        407,925
       34,800             -        34,800   Emulex Corp. (b)                              928,464               -        928,464
            -         7,160         7,160   Energy East Corp.                                   -         160,384        160,384
            -         1,380         1,380   Entergy Corp.                                       -          78,839         78,839
       78,800        21,670       100,470   Exxon Mobil Corp.                           3,230,800         888,470      4,119,270
            -         8,180         8,180   Fannie Mae                                          -         613,991        613,991
        9,100             -         9,100   FedEx Corp.                                   614,250               -        614,250
            -         2,120         2,120   FirstEnergy Corp.                                   -          74,624         74,624
       42,900             -        42,900   Fisher Scientific International, Inc. (b)   1,774,773               -      1,774,773
       16,600        19,540        36,140   FleetBoston Financial Corp.                   724,590         852,921      1,577,511
       15,100             -        15,100   Fortune Brands, Inc.                        1,079,499               -      1,079,499
            -         1,730         1,730   FPL Group, Inc.                                     -         113,177        113,177
       35,800             -        35,800   Franklin Resources, Inc.                    1,863,748               -      1,863,748
       13,600             -        13,600   General Electric Co.                          421,328               -        421,328
        7,500         6,600        14,100   Goldman Sachs Group, Inc. (The)               740,475         651,618      1,392,093
            -         1,010         1,010   Guidant Corp.                                       -          60,802         60,802
       37,900             -        37,900   Harte-Hanks, Inc.                             824,325               -        824,325
            -         4,290         4,290   Hartford Financial Services Group, Inc. (The)       -         253,239        253,239
            -         3,080         3,080   Hasbro, Inc.                                        -          65,542         65,542
            -         8,250         8,250   Heinz (H.J.) Co.                                    -         300,547        300,547
            -         4,130         4,130   Hewlett-Packard Co.                                 -          94,866         94,866
            -         1,700         1,700   Honeywell International, Inc.                       -          56,831         56,831
            -         3,960         3,960   International Business Machines Corp.               -         367,013        367,013

Shares or Par Value                                                                            Value
==============  ============  ============  ======================================  ==============  ==============  =============
   Phoenix-
   Oakhurst                    Pro Forma                                               Phoenix-                       Pro Forma
 Value Equity   Phoenix-MFS     Combined                                            Oakhurst Value   Phoenix-MFS       Combined
    Series      Value Series   Portfolios                DESCRIPTION                Equity Series    Value Series     Portfolios
==============  ============  ============  ======================================  ==============  ==============  =============

            -         5,940         5,940   International Paper Co.                             -         256,073        256,073
       60,600             -        60,600   J.P. Morgan Chase & Co.                     2,225,838               -      2,225,838
            -           980           980   Janus Capital Group, Inc.                           -          16,082         16,082
            -        13,780        13,780   Johnson & Johnson                                   -         711,875        711,875
       21,200        17,170        38,370   Kellogg Co.                                   807,296         653,834      1,461,130
            -         3,060         3,060   KeySpan Corp.                                       -         112,608        112,608
            -        10,920        10,920   Kimberly-Clark Corp.                                -         645,263        645,263
       11,900             -        11,900   Knight-Ridder, Inc.                           920,703               -        920,703
            -         3,340         3,340   Lockheed Martin Corp.                               -         171,676        171,676
       25,800             -        25,800   Mandalay Resort Group                       1,153,776               -      1,153,776
            -         1,670         1,670   Marsh & McLennan Cos., Inc.                         -          79,976         79,976
       39,400             -        39,400   Marvel Enterprises, Inc. (b)                1,146,934               -      1,146,934
       13,200             -        13,200   McClatchy Co. (The)                           908,160               -        908,160
            -         3,850         3,850   McDonald's Corp.                                    -          95,596         95,596
       22,700        17,540        40,240   Mellon Financial Corp.                        728,897         563,209      1,292,106
       39,100         7,960        47,060   Merrill Lynch & Co., Inc.                   2,293,215         466,854      2,760,069
       34,800        15,480        50,280   MetLife, Inc.                               1,171,716         521,212      1,692,928
        6,800             -         6,800   Mettler-Toledo International, Inc. (b)        287,028               -        287,028
            -         8,850         8,850   Microsoft Corp.                                     -         243,729        243,729
            -           500           500   Monsanto Co.                                        -          14,390         14,390
       30,800             -        30,800   Morgan Stanley                              1,782,396               -      1,782,396
            -        19,480        19,480   Motorola, Inc.                                      -         274,084        274,084
            -         3,590         3,590   National Fuel Gas Co.                               -          87,740         87,740
       41,200             -        41,200   Neiman Marcus Group, Inc.(The) Class A (b)  2,211,204               -      2,211,204
            -         7,250         7,250   Newell Rubbermaid, Inc.                             -         165,082        165,082
            -         7,040         7,040   Noble Corp. (b)                                     -         251,891        251,891
            -         5,230         5,230   Northrop Grumman Corp.                              -         499,988        499,988
            -         2,950         2,950   NSTAR                                               -         143,075        143,075
       40,900             -        40,900   Omnicare, Inc.                              1,651,951               -      1,651,951
       69,100             -        69,100   Oracle Corp. (b)                              912,120               -        912,120
       54,600             -        54,600   Pall Corp.                                  1,464,918               -      1,464,918
       15,100             -        15,100   Patterson-UTI Energy, Inc. (b)                497,092               -        497,092
       33,400         2,300        35,700   PepsiCo, Inc.                               1,557,108         107,226      1,664,334
            -        18,700        18,700   Pfizer, Inc.                                        -         660,671        660,671
            -         4,420         4,420   PNC Financial Services Group, Inc. (The)            -         241,906        241,906
            -         7,330         7,330   PPG Industries, Inc.                                -         469,267        469,267
            -         3,190         3,190   PPL Corp.                                           -         139,563        139,563
            -         2,490         2,490   Praxair, Inc.                                       -          95,118         95,118
       16,600             -        16,600   Procter & Gamble Co. (The)                  1,658,008               -      1,658,008
       27,500             -        27,500   Provide Commerce, Inc. (b)                    417,175               -        417,175
       22,700             -        22,700   Prudential Financial, Inc.                    948,179               -        948,179
       37,900             -        37,900   Reebok International Ltd.                   1,490,228               -      1,490,228
       40,900             -        40,900   Ryder System, Inc.                          1,396,735               -      1,396,735
            -         2,220         2,220   Safeway, Inc. (b)                                   -          48,640         48,640
       39,400        25,430        64,830   SBC Communications, Inc.                    1,027,158         662,960      1,690,118
       12,100             -        12,100   Schein (Henry), Inc. (b)                      817,718               -        817,718
            -        26,290        26,290   Schering-Plough Corp.                               -         457,183        457,183
       12,100         4,930        17,030   Schlumberger Ltd.                             662,112         269,770        931,882
            -         3,860         3,860   Sears, Roebuck and Co.                              -         175,591        175,591
            -         7,810         7,810   Smurfit-Stone Container Corp. (b)                   -         145,032        145,032
            -         4,430         4,430   SouthTrust Corp.                                    -         144,994        144,994
            -         9,670         9,670   SunTrust Banks, Inc.                                -         691,405        691,405
       59,100             -        59,100   Swift Transportation Co., Inc. (b)          1,242,282               -      1,242,282
       78,800        17,900        96,700   Time Warner, Inc. (b)                       1,417,612         322,021      1,739,633
       19,500             -        19,500   Toro Co. (The)                                904,800               -        904,800
       47,100        23,695        70,795   Travelers Property Casualty Corp. Class A (b) 790,338         397,602      1,187,940
       18,000         8,540        26,540   Tribune Co.                                   928,800         440,664      1,369,464
            -         9,110         9,110   TXU Corp.                                           -         216,089        216,089
            -         3,780         3,780   Tyson Foods, Inc. Class A                           -          50,047         50,047
       39,400             -        39,400   U.S. Bancorp                                1,173,332               -      1,173,332
            -         7,280         7,280   Union Pacific Corp.                                 -         505,814        505,814
       42,400             -        42,400   United Defense Industries, Inc. (b)         1,351,712               -      1,351,712
       15,100             -        15,100   United Technologies Corp.                   1,431,027               -      1,431,027
            -        11,120        11,120   Unocal Corp.                                        -         409,550        409,550
       40,900        15,500        56,400   Verizon Communications, Inc.                1,434,772         543,740      1,978,512
            -        12,290        12,290   Viacom, Inc. Class B                                -         545,430        545,430
       42,400             -        42,400   Vishay Intertechnology, Inc. (b)              970,960               -        970,960

Shares or Par Value                                                                            Value
==============  ============  ============  ======================================  ==============  ==============  =============
   Phoenix-
   Oakhurst                    Pro Forma                                               Phoenix-                       Pro Forma
 Value Equity   Phoenix-MFS     Combined                                            Oakhurst Value   Phoenix-MFS       Combined
    Series      Value Series   Portfolios                   DESCRIPTION             Equity Series    Value Series     Portfolios
==============  ============  ============  ======================================  ==============  ==============  =============

       45,500             -        45,500   Waters Corp. (b)                            1,508,780               -      1,508,780
       49,800         3,240        53,040   Wells Fargo & Co.                           2,932,722         190,804      3,123,526
                                                                                    ==============  ==============  =============
                                            TOTAL COMMON STOCKS                        87,190,246      26,607,076    113,797,322

                                            FOREIGN COMMON STOCKS--4.6%
       11,200             -        11,200   China Life Insurance Co. Ltd. ADR (b)         369,264               -        369,264
       15,300             -        15,300   Teva Pharmaceutical Industries Ltd. ADR       867,663               -        867,663
       36,300             -        36,300   ACE Ltd.                                    1,503,546               -      1,503,546
            -        16,720        16,720   Diageo plc                                          -         219,996        219,996
            -        23,650        23,650   BHP Billiton plc                                    -         206,606        206,606
            -         4,620         4,620   Rio Tinto plc                                       -         127,614        127,614
            -         4,800         4,800   Syngenta AG                                         -         323,299        323,299
            -        13,830        13,830   BP plc ADR                                          -         682,510        682,510
            -         2,950         2,950   Total SA ADR                                        -         272,905        272,905
            -         8,140         8,140   Novartis AG Registered Shares                       -         369,566        369,566
            -         3,390         3,390   Roche Holding AG                                    -         341,947        341,947
            -        45,560        45,560   Reed Elsevier plc                                   -         381,087        381,087
            -         1,380         1,380   Finning International, Inc.                         -          32,144         32,144
                                                                                    ==============  ==============  =============
                                            TOTAL FOREIGN COMMON STOCKS                 2,740,473       2,957,674      5,698,147

                                            EXCHANGE TRADED FUNDS--0.8%
       16,500             -        16,500   iShares Russell 1000 Value Index Fund         963,105               -        963,105
                                                                                    ==============  ==============  =============
                                            TOTAL EXCHANGE TRADED FUNDS                   963,105               -        963,105

                                            SHORT-TERM OBLIGATIONS--2.1%
    1,975,000       641,000     2,616,000   FHLB Discount Note 0.75%, 1/2/04            1,974,959         640,987      2,615,946
                                                                                    ==============  ==============  =============
                                            TOTAL SHORT-TERM OBLIGATIONS                1,974,959         640,987      2,615,946

                  1,448,795                 TOTAL INVESTMENTS--100.1%                  92,868,783      30,205,737    123,074,520 (a)
                                            (Identified cost $86,033,633,
                                            $25,347,551 and $111,381,184)
                                            Other assets and liabilities,
                                            net---(0.1)%                                  (63,529)        (24,818)       (88,347)
                                                                                    ==============  ==============  =============

                                            NET ASSETS--100.0%                      $  92,805,254   $  30,180,919   $122,986,173
                                                                                    ==============  ==============  =============

                                            (a) Federal Income Tax Information:
                                            Net unrealized appreciation of
                                            investment securities is comprised
                                            of gross appreciation of $12,175,742
                                            and gross depreciation of $949,278
                                            for federal income tax purposes.At
                                            December 31, 2003, the aggregate
                                            cost of securities for federal
                                            income tax purposes was $111,848,056.
                                            (b) Non income producing.

                                                                                    SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

Phoenix-Oakhurst Value Equity/Phoenix-MFS Value Series
Pro Forma Combined Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

                                                  ==================  =================  ================   ================
                                                  Phoenix-Oakhurst    Phoenix-MFS                              Pro Forma
                                                  Value Series        Value Series         Adjustments          Combined
                                                                                                               Portfolios
                                                  ==================  =================  ================   ================
ASSETS
 Investment securities at value
  (Identified cost $86,033,633, $25,347,551
    and $111,381,184)                             $      92,868,783   $    30,205,737                       $   123,074,520
 Cash                                                            47             2,514                                 2,561
 Receivables
   Investment securities sold                                     -            35,097                                35,097
   Fund shares sold                                          86,024            30,759                               116,783
 Dividends and interest                                      62,442            52,399                               114,841
 Prepaid expenses                                             1,199               397                                 1,596
                                                   -----------------   ---------------   ---------------     --------------
     Total assets                                        93,018,495        30,326,903                 -         123,345,398
                                                   -----------------   ---------------   ---------------     --------------
 LIABILITIES

 Payables
  Investment securities purchased                                 -             5,699                                 5,699
  Fund shares repurchased                                    79,572            64,618                               144,190
  Investment advisory fee                                    59,739             8,991                                68,730
  Administration fee                                          5,875             2,048                                 7,923
  Financial agent fee                                         7,675             4,781                                12,456
  Printing fee                                               22,567            14,000                                36,567
  Professional fee                                           28,283            29,787                                58,070
  Trustees' fee                                               2,360             2,360                                 4,720
 Accrued expenses                                             7,170            13,700                                20,870
                                                   -----------------   ---------------   ---------------     --------------
   Total liabilities                                        213,241           145,984                 -             359,225
                                                   -----------------   ---------------   ---------------     --------------
 NET ASSETS                                       $      92,805,254        30,180,919                 -     $   122,986,173
                                                   =================   ===============   ================   ================
 Net Assets Consist of:
 Capital paid in on shares of beneficial interest $     103,108,117   $    25,785,022   $      (462,978)    $   128,430,161
 Undistributed net investment income                         82,341                 -                 -              82,341
 Accumulated net realized gain (loss)                   (17,220,354)         (462,978)          462,978 (b)     (17,220,354)
 Net unrealized appreciation                              6,835,150         4,858,875                 -          11,694,025
                                                   -----------------   ---------------   ---------------     --------------
 Net Assets                                       $      92,805,254   $    30,180,919   $             -     $   122,986,173
                                                   =================   ===============   ================   ================
 Shares of beneficial interest outstanding,
    $1 par value, unlimited authorization                 7,882,010         2,719,586          (155,362)(a)      10,446,234
 Net assets                                       $      92,805,254  $     30,180,919                       $   122,986,173

 Net asset value per share                        $           11.77  $          11.10                       $         11.77




 (a) Adjustment reflects additional shares issued in conversion.
 (b) Adjustment reflects closing entry of capital accounts for target fund.

                See Notes to Pro Forma Financial Statements.

 Phoenix-Oakhurst Value Equity/Phoenix-MFS Value Series
 Pro Forma Combined Statement of Operations
 January 1, 2003 through December 31, 2003 (Unaudited)

                                                ==================    ==================    ==================   ==================
                                                Phoenix-Oakhurst         Phoenix-MFS                                 Pro Forma
                                                Value Equity Series      Value Series          Adjustments            Combined
                                                                                                                     Portfolios
                                                ==================    ==================    ==================   ==================

 INVESTMENT INCOME
 Interest                                       $         22,260      $         10,851      $             -      $          33,111
 Dividends                                             1,394,962               620,217                    -              2,015,179
 Foreign taxes Withheld                                   (6,299)               (6,630)                   -                (12,929)
                                                -----------------     -----------------     ----------------     ------------------

    Total investment income                            1,410,923               624,438                    -              2,035,361
                                                -----------------     -----------------     ----------------     ------------------

 EXPENSES
 Investment advisory fee                                 539,766               191,624              (12,775)               718,615
 Financial agent fee                                      85,127                52,744              (28,700)               109,171
 Administration fee                                       59,374  (a)           19,673  (a)           3,080  (a)            82,127
 Printing                                                 35,784                23,663              (16,109)                43,338
 Professional                                             17,920                27,189              (13,609)                31,500
 Custodian                                                31,541                86,383              (86,921)                31,003
 Trustees                                                  5,479                 5,931               (4,743)                 6,667
 Miscellaneous                                            11,593                 9,669               (7,287)                13,975
                                                -----------------     -----------------     ----------------     ------------------

    Total expenses                                       786,584               416,876             (167,064)             1,036,396
    Custodian fees paid indirectly                           (16)                   (7)                   -                    (23)
    Less expenses borne by investment advisor            (54,028)             (161,371)             154,290                (61,109)
                                                -----------------     -----------------     ----------------     ------------------

    Net expenses                                         732,540               255,498              (12,774)               975,264
                                                -----------------     -----------------     ----------------     ------------------

 NET INVESTMENT INCOME (LOSS)                            678,383               368,940               12,774              1,060,097



 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS

 Net realized gain (loss) on securities                9,178,276               347,665                    -              9,525,941

 Net realized gain (loss) on foreign
 currency transactions                                         -                   478                    -                    478

 Net change in unrealized appreciation
 (depreciation) on investments                         7,192,582             5,677,657                    -             12,870,239

 Net change in unrealized appreciation
 (depreciation) on foreign currency and
 foreign currency transactions                                 -                   637                    -                    637
                                                -----------------     ----------------      ----------------     ------------------
 Net gain (loss) on investments                       16,370,858             6,026,437                    -             22,397,295
                                                -----------------     ----------------      ----------------     ------------------

 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $     17,049,241      $      6,395,377      $        12,774      $      23,457,392
                                                =================     =================     ================     ==================

 Adjustments:

(a) Reflects administration fees of 0.077% for a twelve month period, 1/1/03 - 12/31/03. Effective 1/1/04, the fee is 0.08%. The adjustment column reflects what the annual fee would be based on combined assets at the new rate of 0.08%.
Note: The expenses for Phoenix-Oakhurst Value Equity Series are based on the expense schedule which became effective 2/29/04.

                                    See Notes to Pro Forma Financial Statements.

PHOENIX-OAKHURST VALUE EQUITY SERIES/PHOENIX-MFS VALUE SERIES
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)

1. BASIS OF COMBINATION

The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of the Phoenix-MFS Value Series ("MFS Value") into the Phoenix-Oakhurst Value Equity Series ("Value Equity"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger provides for the transfer of all of the assets of MFS Value to Value Equity and the subsequent liquidation of MFS Value. The accounting survivor in the proposed merger will be Value Equity. This is because the Surviving Series will invest in a style that is similar to the way in which Value Equity is currently operated (including hedging and investment in debt securities). Additionally, Value Equity has a significantly larger asset base than MFS Value.

The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

MFS Value and Value Equity are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of additional shares of Value Equity which would have been issued at December 31, 2003 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the net assets, as of December 31, 2003, of MFS Value of $30,180,919 and the net asset value of Value Equity of $11.77. The Pro Forma Statement of Assets & Liabilities reflects the combined Pro Forma shares outstanding as calculated above.

3. PRO FORMA OPERATIONS

Pro Forma operating expenses are based on the expense schedule of Value Equity which became effective February 29, 2004, the actual expenses of MFS Value and the combined Series, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and financial agent fees have been calculated for the combined Fund based on the fee schedule in effect for Value Equity at the combined level of average net assets for the period ended December 31, 2003.

4. PORTFOLIO VALUATION

Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees. Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

5. COMPLIANCE

As of September 14, 2004, all the securities held by the Merging Series would comply with the compliance guidelines, investment restrictions and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Series has elected to be taxed as a "regulated investment company" under the requirements of Subchapter M of the Internal Revenue Code ("IRC"). After the acquisition, the Surviving Series intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

6. FEDERAL INCOME TAX INFORMATION

The Series have capital loss carryovers which may be used to offset future capital gains, as follows:

Expiration Date             Surviving Series                   Merging Series
                            Phoenix-Oakhurst                    Phoenix-MFS
                           Value Equity Series                 Value Series

2010                       $16,820,901                          $159,310


In addition, the Series have deferred post-October losses as follows:
Surviving Series Phoenix-Oakhurst Value Equity Series              $236,249
Merging Series Phoenix-MFS Value Series                                  $0

The Series may not realize the benefit of these losses to the extent each Series does not realize gains on investments prior to the expiration of the capital loss carryover.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         The Amended Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit of proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under said article of the Declaration of Trust.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.          EXHIBITS

(1)      Amended Declaration of Trust.

         1. Declaration of Trust of the Registrant establishing the Big Edge Series Fund dated February 18, 1986, filed with the Registration Statement on Form N-1A on April 18, 1986 and filed via Edgar with Post-Effective Amendment No. 18 (File No. 033-05033) on June 20, 1996.

         2. Amendment to Declaration of Trust effective February 28, 1990, establishing the International Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         3. Amendment to Declaration of Trust effective November 14, 1991, conforming the Fund's borrowing restrictions to California Department's Borrowing Guidelines, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         4. Amendment to Declaration of Trust effective May 1, 1992, changing the name of the Trust to The Phoenix Edge Series Fund, establishing the Balanced Series, and changing the names of Stock Series to Growth Series and Total-Vest Series to Total Return Series filed with Post-Effective Amendment No. 8 on April 28, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         5. Amendment to Declaration of Trust effective January 1, 1995, establishing the Real Estate Securities Series, filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         6. Amendment to Declaration of Trust effective November 15, 1995, establishing the Strategic Theme Series, filed via Edgar with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996.

         7. Amendment to Declaration of Trust effective February 21, 1996, changing the name of the Series currently designated "Bond Series" to the "Multi-Sector Fixed Income Series," filed via Edgar with Post-Effective Amendment No. 17 (File No. 033-05033) on April 17, 1996.

         8. Amendment to Declaration of Trust effective August 21, 1996, establishing the Aberdeen New Asia Series and changing the name of the Total Return Series to Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 19 (File No. 033-05033) on September 3, 1996.

         9. Amendment to Declaration of Trust effective May 28, 1997, establishing the Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 22 (File No. 033-05033) on July 15, 1997.

         10. Amendment to Declaration of Trust effective February 27, 1998, establishing the Engemann Nifty Fifty Series, Seneca Mid-Cap Series, Phoenix Growth and Income Series, Phoenix Value Equity Series and Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         11. Amendment to Declaration of Trust dated May 1, 1998 for Scribner's error in Amendment filed February 27, 1998, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         12. Amendment to Declaration of Trust effective May 1, 1999, changing the name of the Series currently designated as Balanced Series, Multi-Sector Fixed Income Series, Money Market Series, Strategic Allocation Series, Growth Series, International Series, Real Estate Securities Series, Strategic Theme Series, Aberdeen New Asia Series, Research Enhanced Index Series, Engemann Nifty Fifty Series, Schafer Mid-Cap Value Series, Seneca Mid-Cap Growth Series, Phoenix Value Equity Series, and Phoenix Growth and Income Series to Phoenix-Goodwin Balanced Series, Phoenix-Goodwin Multi-Sector Fixed Income Series, Phoenix-Goodwin Money Market Series, Phoenix-Goodwin Strategic Allocation Series, Phoenix-Goodwin Growth Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series, Phoenix-Goodwin Strategic Theme Series, Phoenix-Aberdeen New Asia Series, Phoenix Research Enhanced Index Series, Phoenix-Engemann Nifty Fifty Series, Phoenix-Schafer Mid-Cap Value Series, Phoenix-Seneca Mid-Cap Growth Series, Phoenix-Hollister Value Equity Series, and Phoenix-Oakhurst Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         13. Amendment to Declaration of Trust effective December 1, 1999, establishing the Phoenix-Bankers Trust Dow 30 Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-Janus Equity Income Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series and Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

         14. Amendment to Declaration of Trust effective December 1, 1999, changing names of Phoenix-Goodwin Growth Series to Phoenix-Engemann Capital Growth Series, Phoenix-Goodwin Strategic Theme Series to Phoenix-Seneca Strategic Theme Series, Phoenix-Goodwin Balanced Series to Phoenix-Oakhurst Balanced Series, and Phoenix-Goodwin Strategic Allocation Series to Phoenix-Oakhurst Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

         15. Amendment to Declaration of Trust effective April 21, 2000, changing name of Phoenix-Research Enhanced Index Series to Phoenix-J.P. Morgan Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         16. Amendment to Declaration of Trust effective July 26, 2000, establishing the Phoenix-Bankers Trust Nasdaq-100 Index(R) Series and Phoenix-Engemann Small & Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

         17. Amendment to Declaration of Trust effective September 29, 2000, establishing the "Phoenix-Sanford Bernstein Global Value Series" and "Phoenix-Sanford Bernstein Small-Cap Value Series" and changing the name of "Phoenix-Schafer Mid-Cap Value Series" to "Phoenix-Sanford Bernstein Mid-Cap Value Series", filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

         18. Amendment to Declaration of Trust effective May 1, 2001, changing the name of "Phoenix-Bankers Trust Dow 30 Series" to "Phoenix-Deutsche Dow 30 Series", and "Phoenix-Bankers Trust Nasdaq-100 Index Series" to "Phoenix-Deutsche Nasdaq-100 Index Series", filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         19. Amendment to Declaration of Trust effective August 31, 2001 establishing the "Phoenix-AIM Mid-Cap Equity Series", "Phoenix-Alliance/Bernstein Growth + Value Series", "Phoenix-MFS Investors Growth Stock Series", "Phoenix-MFS Investors Trust Series" and "Phoenix-MFS Value Series", and changing the name of "Phoenix-Janus Equity Income Series" to "Phoenix-Janus Core Equity Series", filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         20. Amendment to Declaration of Trust effective as of October 29, 2001 amending the fundamental investment restrictions of each Series, filed via Edgar with Post-Effective Amendment No. 41 (File No. 811-04642) on March 1, 2002.

         21. Amendment to Declaration of Trust effective as of March 18, 2002, merging of Phoenix-Oakhurst Balanced Series into Phoenix-Oakhurst Strategic Allocation Series, Phoenix-Engemann Nifty Fifty Series into Phoenix-Engemann Growth Series, and Phoenix-Janus Core Equity Series Income Series into Phoenix-Janus Growth Series, filed via Edgar with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002.

         22. Amendment to Declaration of Trust effective May 10, 2002, changing the name of "Phoenix-Morgan Stanley Focus Equity Series" to "Phoenix-Van Kampen Focus Equity Series", filed via Edgar with Post-Effective Amendment No. 43 (File No. 033-05033) on May 24, 2002.

         23. Amendment to Declaration of Trust effective August 9, 2002, establishing "Phoenix-Kayne Large-Cap Core Series", "Phoenix-Kayne Small-Cap Quality Value Series", "Phoenix-Lord Abbett Large-Cap Value Series", 'Phoenix-Lord Abbett Mid-Cap Value Series", "Phoenix-Lord Abbett Bond-Debenture Series", "Phoenix-Lazard International Equity Select Series", "Phoenix-Lazard Small-Cap Value Series", "Phoenix-Lazard U.S. Multi-Cap Series" and "Phoenix-State Street Research Small-Cap Growth Series" and amending Section 4.2 of Article IV list of Series as described in Trust's registration statement, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         24. Amendment to Declaration of Trust effective as of October 25, 2002 deleting reference to Phoenix-Federated U.S. Government Bond Series, filed via Edgar with Post-Effective Amendment No. 45 (File No. 033-05033) on February 24, 2003.

(2)      Not Applicable.

(3)      Not Applicable.

(4) Agreement and Plan of Reorganization (included as Appendix A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(5) Reference is hereby made to Registrant's Amended Declaration of Trust referenced in Exhibit 1 above.

(6)      (a) Investment Advisory Agreements.

                  (1) Investment Advisory Agreement by and between Registrant and Phoenix Investment Counsel, Inc. dated January 1, 1993 (currently pertaining to the Phoenix-Aberdeen International Series (f/k/a International Series), Phoenix-Engemann Capital Growth Series (f/k/a Growth Series), Phoenix-Goodwin Money Market Series (f/k/a Money Market Series), Phoenix-Goodwin Multi-Sector Fixed Income Series (f/k/a Bond Series), Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series), and Phoenix-Oakhurst Strategic Allocation Series (f/k/a Total Return Series) previously filed with Post-Effective Amendment No. 11 on May 2, 1994 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

                  (2) Instrument to Amend Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. pertaining to Phoenix-Seneca Strategic Theme Series (f/k/a Phoenix Strategic Theme Series) effective January 23, 1996, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

                  (3) Second Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc., dated August 9, 2002 covering the Phoenix-Kayne Large-Cap Core Series and Phoenix-Kayne Small-Cap Quality Value Series and deleting reference to Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series) and Phoenix-Engemann Nifty Fifty Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

                  (4) Third Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated November 12, 2002 to reflect duties to proxy voting and reflect investment program designed to manage cash, cash equivalents and short-term investments, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

                  (5) Fourth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated May 9, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Bond Series), filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

                  (6) Fifth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated August 12, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Series - change in fee schedule from Fourth Amendment), filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

                  (7) Sixth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated October 23, 2004 (pertaining to name change from Phoenix-Kayne Large-Cap Core Series to Phoenix-Kayne Rising Dividends Series), filed via EDGAR with Post-Effective Amendment NO. 47 (File No. 033-05033) on April 30, 2004.

(7)      Not Applicable.

(8)      Not Applicable.

(9)      Custodian Agreement.

         a. Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 1, 1997 via EDGAR with Post-Effective Amendment No. 23 (File No. 033-05033) on December 12, 1997.

         b. Amendment to Master Custodian Contract between Registrant and State Street Bank and Trust Company dated February 10, 2000, filed via EDGAR with Form N-14 (Form No. 333-116764) on June 23, 2004.

         c. Amendment to the Master Custodian Contract between Registrant and State Street Bank and Trust Company, effective July 2, 2001 filed via EDGAR with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002.

         d. Amendment to Master Custodian Contract between Registrant and State Street Bank and Trust Company dated May 10, 2002, filed via EDGAR with Form N-14 (Form No. 333-116764) on June 23, 2004.

         e. Letter Amendment to the Master Custodian Contract between Registrant and State Street Bank and Trust Company, covering the Phoenix-Kayne Large-Cap Core, Phoenix-Kayne Small-Cap Quality Value, Phoenix-Lazard Small-Cap Value, Phoenix-Lazard U.S. Multi-Cap, Phoenix-Lord Abbett Bond-Debenture, Phoenix-Lord Abbett Mid-Cap Value, Phoenix-Lord Abbett Large-Cap Value, and Phoenix-State Street Research Small-Cap Growth Series, previously filed via EDGAR with Post-Effective Amendment No.44 (File No. 033-05033) on August 9, 2002.

(10)     Not Applicable.

(11) Opinion and Consent of Matthew A. Swendiman, Esq., with respect to the legality of the shares being issued, filed herewith.

(12) Opinion and Consent of McDermott Will & Emery, LLP, special tax counsel to the Trust, with respect to a tax-free reorganization (to be filed by Amendment).

(13)     (a)      Financial Agent Agreement between Registrant and Phoenix
                  Home Life Mutual Insurance Company with respects to Phoenix
                  Home Life Variable Accumulation Account (VA) and Phoenix Home
                  Life Variable Universal Life Account dated November 15, 1995, filed via Edgar with Post-Effective Amendment No. 16 (File No.
                  033-05033) on January 29, 1996.

         (b) Transfer Agency Agreement between Registrant and Phoenix Equity Planning Corporation dated August 29, 1988 filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         (c) Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated December 11, 1996, filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         (d) First Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective February 27, 1998, filed via Edgar with Post-Effective Amendment No. 25 (File No. 033-05033) on April 29, 1998.

         (e) Second Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective June 1, 1998, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

         (f) Third Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective October 29, 2001, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

         (g) Fourth Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective August 9, 2002, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

         (h) Fifth Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective January 1, 2003, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

         (i) Service Agreement between the Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

         (i)      (1)      First Amendment to Service Agreement between
                           Registrant, Phoenix Life Insurance Company, PHL
                           Variable Insurance Company and Phoenix Life and
                           Annuity Company dated November 11, 2003, filed via
                           EDGAR with Form N-14 (Form No. 333-116764) on June
                           23, 2004.

         (i)      (2)      Second Amendment to Service Agreement between
                           Registrant, Phoenix Life Insurance Company, PHL
                           Variable Insurance Company and Phoenix Life and
                           Annuity Company dated February 27, 2004, filed via
                           EDGAR with Post-Effective Amendment No. 47 (File No.
                           033-05033) on April 30, 2004.

         (j) Code of Ethics Amended and Restated for The Phoenix Edge Series Fund and Phoenix Variable Advisors, Inc., filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

         (k) Amended and Restated Code of Ethics for Phoenix Funds, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Partners Funds and The Phoenix Edge Series Fund, filed via EDGAR with Form N-14 (Form No. 333-116764) on June 23, 2004.

(14) Consent of PricewaterhouseCoopers LLP, filed herewith.

(15)     Not Applicable.

(16) Power of Attorney, filed via EDGAR with Form N-14 (Form No. 333-116764) on June 23, 2004.

(17)     (a)      Form of Voting Instructions Card and Proxy Card for
                  Phoenix-MFS Value Series, filed via EDGAR with Form N-14 (Form
                  No. 333-116764) on June 23, 2004.

         (b) Prospectus of The Phoenix Edge Series Fund, as filed via Edgar on Form N-1A on April 30, 2004 with Post-Effective Amendment No. 47 (File No. 33-05033) and supplement to Prospectus dated July 6, 2004 as filed via EDGAR on Form 497 (File No. 333-05033) on July 7, 2004, and incorporated by reference.

-------------

ITEM 17.          UNDERTAKINGS

                  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                  (3) The undersigned Registrant agrees to file, by post-effective amendment, an Opinion of Counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Hartford and State of Connecticut on the 6th day of August, 2004.

                                           THE PHOENIX EDGE SERIES FUND


Attest:   /s/ Richard J. Wirth             By:      /s/ Philip R. McLoughlin
         --------------------------        -------------------------------------
         Richard J. Wirth                  Name:    Philip R. McLoughlin
         Secretary                         Title:   President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 6th day of August, 2004.

Signature                                  Title

/s/Nancy G. Curtiss
----------------------------------
Nancy G. Curtiss                           Vice President, Treasurer and
                                           Principal Financial and Accounting
                                           Officer


----------------------------------
Frank M. Ellmer*                           Trustee


----------------------------------
John A. Fabian*                            Trustee


----------------------------------
Roger A. Gelfenbien*                       Trustee


----------------------------------
Philip K. Polkinghorn*                     Trustee and Executive Vice President


----------------------------------
Eunice S. Groark*                          Trustee


----------------------------------
Frank E. Grzelecki*                        Trustee


----------------------------------
John R. Mallin*                            Trustee

/s/Philip R. McLoughlin
-----------------------
Philip R. McLoughlin                      Trustee and President, Chief Executive
                                          Officer and Chairman
                                          (Principal Executive Officer)


*By:/s/ Philip R. McLoughlin
    ------------------------
*Pursuant to power of attorney, filed via EDGAR with Form N-14 (Form No. 333-116764) on June 23, 2004.

                                INDEX TO EXHIBITS

(11) Opinion and Consent
(14) Consent of PricewaterhouseCoopers LLP